UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23686

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

(Exact name of Registrant as specified in charter)
American International Plaza Building - Tenth Floor
250 Muñoz Rivera Avenue
San Juan, Puerto Rico 00918

(Address of principal executive offices)(Zip code)
Liana Loyola
Secretary
American International Plaza Building - Tenth Floor
250 Muñoz Rivera Avenue
San Juan, Puerto Rico 00918
(Name and Address of Agent for Service)
Copies to:

Jesse C. Kean Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Owen Meacham UBS Business Solutions US LLC One North Wacker Drive Chicago, IL 60606
Registrant’s telephone number, including area code: (787)
250-3600
Date of fiscal year end:  March 31
Date of reporting period:  April 1, 2024 – March 31, 2025

Item 1. Report to Unitholders.
(a)  The following is a copy of the report transmitted to unitholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “1940 Act”).

Annual Shareholder Report
as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents
International Portfolio I - Class A - PRANX
This annual shareholder report contains important information about the International Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2024, to March 31, 2025. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$670	1.76%

How did the Portfolio perform last year and what affected its performance?
The equity portion of the Portfolio returned 10.2% gross of fees for the year ended March 31, 2025. The return was almost exclusively a by-product
of positive stock selection. After a long period of underperformance versus the U.S. markets, international equities have outperformed thus far in 2025.
The performance of the Healthcare sector was a notable highlight in the portfolio, offset by an overweight to the Energy sector and a challenging performance for the Consumer Staples sector. A boost to the performance of the portfolio was the increase in the price of gold.
Two of the best performing stocks in the portfolio were pharmaceuticals UCB SA, and Roche Holding AG. Another top performer, Agnico Eagle Mines, was boosted by the increase in the price of gold. The two top underperforming stocks were Diageo PLC, a spirit producer, and Barry Callebut, a chocolate producer.
The Puerto Rico securities portion of the Portfolio continued to be invested in cash and futures. This portion of the Portfolio generated interest from the cash investment and there was a positive return from the investment in futures contracts. The return of the Puerto Rico securities portion of the Portfolio underperformed the equity portion of the Portfolio.
Portfolio
Performance
Growth of an assumed $10,000 investment as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I	Class A

	Average Annual Total Returns as of March 31, 2025
	1-Year	5-Year	10-Year
International Portfolio I, Class A - No Load	6.61%	8.07%	0.55%
International Portfolio I, Class A - Load	1.25%	6.97%	0.04%
MSCI EAFE Net Index	4.88%	11.77%	5.40%
The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,537,131

# of Portfolio Holdings	47

Portfolio Turnover Rate	37.63%

Total Advisory Fees Paid	$24,952
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

ING Group N.V.	3.16%

Barclays PLC	3.1%

Sony Group Corp.	3.1%

KBC Group N.V.	2.7%

Roche Holding AG	2.5%

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I	Class A

Annual Shareholder Report
as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Core Portfolio I - Class A - PRAOX
This annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2024, to March 31, 2025. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$669	1.75%

How did the Portfolio perform last year and what affected its performance?
The equity portion of the Portfolio returned 7.19% gross of fees for the year ended March 31, 2025. The underperformance was mostly the result of sector allocation although stock selection contributed.
The top three sectors detracting from relative performance were Consumer Discretionary, Financials and an underweight to Utilities. The top three contributing sectors to relative performance were Real Communication Services, Health Care and Consumer Staples.
With respect to stock selection, the worst performing stocks were Salesforce, Inc., Micron Technology, Inc., Visa, Inc., United Rental and ConocoPhillips. The top relative performing stocks were
T-Mobile
US, Inc., Boston Scientific Co., Walmart, Inc. and RTX Corporation.
The Puerto Rico securities portion of the Portfolio continued to be invested in cash and futures. This portion of the Portfolio generated interest from the cash investment and there was a positive return from the investment in futures contracts. The return of the Puerto Rico securities portion of the Portfolio underperformed the equity portion of the Portfolio.
Portfolio Performance
Growth of an assumed $10,000 investment as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I	Class A

	Average Annual Total Returns as of March 31, 2025
	1-Year	5-Year	10-Year
Large Cap Core Portfolio I, Class A - No Load	4.64%	14.89%	9.82%
Large Cap Core Portfolio I, Class A - Load	-0.60%	13.72%	9.26%
S&P 500 Total Return Index	8.25%	18.59%	12.50%
The performance indicators above aggregate the equity portion
and
the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,327,508

# of Portfolio Holdings	46

Portfolio Turnover Rate	50.27%

Total Advisory Fees Paid	$75,337
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Apple, Inc.	7.00%

Microsoft Corp.	5.7%

NVIDIA Corp.	5.1%

Amazon.com, Inc.	4.3%

Alphabet, Inc. Class A	3.8%

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I	Class A

Annual Shareholder Report
as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Core Portfolio I - Class L - PRBKX
This annual shareholder report contains important information about the Large Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2024, to March 31, 2025. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$178	1.75%

How did the Portfolio perform last year and what affected its performance?
The equity portion of the Portfolio returned 7.19% gross of fees for the year ended March 31, 2025. The underperformance was mostly the result of sector allocation although stock selection contributed.
The top three sectors detracting from relative performance were Consumer Discretionary, Financials and an underweight to Utilities. The top three contributing sectors to relative performance were Real Communication Services, Health Care and Consumer Staples.
With respect to stock selection, the worst performing stocks were Salesforce, Inc., Micron Technology, Inc., Visa, Inc., United Rental and ConocoPhillips. The top relative performing stocks were
T-Mobile
US, Inc., Boston Scientific Co., Walmart, Inc. and RTX Corporation.
The Puerto Rico securities portion of the Portfolio continued to be invested in cash and futures. This portion of the Portfolio generated interest from the cash investment and there was a positive return from the investment in futures contracts. The return of the Puerto Rico securities portion of the Portfolio underperformed the equity portion of the Portfolio.
Portfolio Perform
an
ce
Growth of an assumed $10,000 investment as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I	Class L

	Average Annual Total Returns as of March 31, 2025
	1-Year	5-Year	10-Year
Large Cap Core Portfolio I, Class L - No Load	4.62%	14.68%	9.51%
S&P 500 Total Return Index	8.25%	18.59%	12.50%
The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,436,198

# of Portfolio Holdings	46

Portfolio Turnover Rate	50.27%

Total Advisory Fees Paid	$75,337
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Apple, Inc.	7.00%

Microsoft Corp.	5.7%

NVIDIA Corp.	5.1%

Amazon.com, Inc.	4.3%

Alphabet, Inc. Class A	3.8%

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities
Additional Information
If you wish to view additional information about the Fund, i nclu
ding but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this inform
atio
n by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I	Class L

Annual Shareholder Report
as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Growth Portfolio I - Class A - PRAQX
This annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2024, to March 31, 2025. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$670	1.76%

How did the Portfolio perform last year and what affected its performance?
The equity portion of the Portfolio returned 6.08% gross of fees for the year ended March 31, 2025. Markets soared following the U.S. Presidential election results in the fourth quarter of 2024, yet volatility spiked as the calendar turned to 2025. There is a lot riding on Artificial Intelligence (“AI”) as the future growth and profitability engine of the U.S. stock market.
Overall, the portfolio generated strong returns, yet it trailed the benchmark. The spike in volatility due to concerns of slowing AI investment and a mix of economic concerns and policy developments weighed on investor sentiment. Additionally, investors were focused on pending tariff news. The largest contributing sectors to relative performance were Services, Healthcare and Financials. The largest detractors were Information Technology, Energy and Utilities sectors.
The Puerto Rico securities
portion
of the Portfolio continued to be invested in cash and futures. This portion of the Portfolio generated interest from the cash investment and there was a positive
return from the investment in futures contracts. The return of the Puerto Rico securities portion of the Portfolio underperformed the equity portion of the Portfolio.
Portfolio Performance
Growth of an assumed $10,000
investment
as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I	Class A

	Average Annual Total Returns as of March 31, 2025
	1-Year	5-Year	10-Year
Large Cap Growth Portfolio I, Class A - No Load	3.69%	15.56%	12.30%
Large Cap Growth Portfolio I, Class A - Load	-1.50%	14.38%	11.73%
Russell 1000 Growth Total Return Index	7.72%	20.08%	15.12%
The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$5,780,956

# of Portfolio Holdings	45

Portfolio Turnover Rate	72.43%

Total Advisory Fees Paid	$89,143
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Microsoft, Corp.	7.98%

Amazon.com, Inc.	6.8%

NVIDIA Corp.	6.2%

Apple, Inc.	4.9%

Meta Platforms, Inc.	4.5%

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I	Class A

Annual Shareholder Report
as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Growth Portfolio I - Class L - PRBNX
This annual shareholder report contains important information about the Large Cap Growth Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2024, to March 31, 2025. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses (based on a hypothetical $10,000 investment)	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$179	1.76%

How did the Portfolio perform last year and what affected its performance?
The equity portion of the Portfolio returned 6.08% gross of fees for the year ended March 31, 2025. Markets soared following the U.S. Presidential election results in the fourth quarter of 2024, yet volatility spiked as the calendar turned to 2025. There is a lot riding on Artificial Intelligence (“AI”) as the future growth and profitability engine of the U.S. stock market.
Overall, the portfolio generated strong returns, yet it trailed the benchmark. The spike in volatility due to concerns of slowing AI investment and a mix of economic concerns and policy developments weighed on investor sentiment. Additionally, investors were focused on pending tariff news. The largest contributing sectors to relative performance were Services, Healthcare and Financials. The largest detractors were Information Technology, Energy and Utilities sectors.
The Puerto Rico securities portion of the Portfolio continued to be invested in cash and futures. This portion of the Portfolio generated interest from the cash investment and there was a positive return from the investment
in futures contracts. The return of the Puerto Rico securities portion of the Portfolio underperformed the equity portion of the Portfolio.
Portfolio Performance
Growth of an
assumed
$10,000 investment as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I	Class L

	Average Annual Total Returns as of March 31, 2025
	1-Year	5-Year	10-Year
Large Cap Growth Portfolio I, Class L - No Load	3.68%	15.36%	11.98%
Russell 1000 Growth Total Return Index	7.72%	20.08%	15.12%
The performance indicators above
aggregate
the equity portion and the
Puerto
Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,535,627

# of Portfolio Holdings	45

Portfolio Turnover Rate	72.43%

Total Advisory Fees Paid	$89,143
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Microsoft, Corp.	7.98%

Amazon.com, Inc.	6.8%

NVIDIA Corp.	6.2%

Apple, Inc.	4.9%

Meta Platforms, Inc.	4.5%

Portfolio Holdings Summaries
The equity portion of the
Portfolio
consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I	Class L

Annual Shareholder Report
as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Value Portfolio I
-
Class A
-
PRAUX
This annual shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2024, to March 31, 2025. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year? Annual Fund Operating Expenses	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$ 670	1.76%
(based on a hypothetical $10,000 investment)
How did the Portfolio perform last year and what affected its performance?
The equity portion of the Portfolio returned 10.9% gross of fees for the year ended March 31, 2025. While growth, volatility and momentum were a factor for much of 2024, the shift of quality and yield factors in the third quarter of 2024 and the first quarter of 2025 contributed to relative performance.
Overall sector allocation detracted from relative performance. An underweight in Health Care and overweight in Consumer Staples contributed to relative performance was offset by the negative impact of an overweight in Technology and an underweight in Utilities. Stock selection was a tailwind to relative performance. The best performing stocks based on relative performance versus the benchmark were Philip Morris International, Inc., The Progressive Corporation, and despite volatility, Apple, Inc. The worst performing positions based on relative performance were Merck, Diageo PLC, and Microsoft Corp.
The Puerto Rico securities portion of the Portfolio continued to be invested in cash and futures. This portion of the Portfolio generated interest from the cash investment and there was a positive return from the investment in futures
contracts. The return of the Puerto Rico securities portion of the Portfolio underperformed the equity portion of the Portfolio.
Portfolio Performance
Growth of an assumed $10,000 investment as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I	Class A

	Average Annual Total Returns as of March 31, 2025
	1-Year	5-Year	10-Year
Large Cap Value Portfolio I, Class A - No Load	7.07%	11.44%	6.97%
Large Cap Value Portfolio I, Class A - Load	1.70%	10.31%	6.42%
Russell 1000 Value Total Return Index	7.18%	16.15%	8.79%
The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,374,436

# of Portfolio Holdings	30

Portfolio Turnover Rate	8.26%

Total Advisory Fees Paid	$62,904
Top 5 Sectors (% of Net
Assets
)

Top 5 Holdings (% of Net Assets)
Phillip Morris International, Inc.	4.66%

Berkshire Hathaway, Inc.	4.5%

Apple, Inc.	4.2%

The Progressive Corporation	4.0%

Air Products and Chemicals, Inc.	3.8%

Portfolio
Holdings
Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional
Information
If you wish to view additional information about the Fund, including but not limited to financial
statements or holdings, please visit
www.ubs.com/prfunds
.You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I	Class A

Annual Shareholder Report
as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Value Portfolio I - Class L - PRBOX
This annual shareholder report contains important information about the Large Cap Value Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2024, to March 31, 2025. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$179	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)
How did the Fund perform last year and what affected its performance?
The equity portion of the Portfolio returned 10.9% gross of fees for the year ended March 31, 2025. While growth, volatility and momentum were a factor for much of 2024, the shift of quality and yield factors in the third quarter of 2024 and the first quarter of 2025 contributed to relative performance.
Overall sector allocation detracted from relative performance. An underweight in Health Care and overweight in Consumer Staples contributed to relative performance was offset by the negative impact of an overweight in Technology and an underweight in Utilities. Stock selection was a tailwind to relative performance. The best performing stocks based on relative performance versus the benchmark were Philip Morris International, Inc., The Progressive Corporation, and despite volatility, Apple, Inc. The worst performing positions based on relative performance were Merck, Diageo PLC, and Microsoft Corp.
The Puerto Rico securities portion of the Portfolio continued to be invested in cash and futures. This portion of the Portfolio generated interest from the cash investment and there was a positive return from the investment in futures contracts. The return of the Puerto Rico securities portion of the Portfolio underperformed the equity portion of the Portfolio.
Portfolio Performance
Growth of an assumed $10,000 investment as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I	Class L

	Average Annual Total Returns
	as of March 31, 2025
	1-Year	5-Year	10-Year
Large Cap Value Portfolio I, Class L - No Load	7.07%	11.25%	6.67%
Russell 1000 Value Total Return Index	7.18%	16.15%	8.79%
The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$1,880,672

# of Portfolio Holdings	30

Portfolio Turnover Rate	8.26%

Total Advisory Fees Paid	$62,904

Top 5 Holdings (% of Net Assets)

Phillip Morris International, Inc.	4.66%

Berkshire Hathaway, Inc.	4.5%

Apple, Inc.	4.2%

The Progressive Corporation	4.0%

Air Products and Chemicals, Inc.	3.8%

Top 5 Sectors (% of
Net
Assets
)

Portfolio
Holdings
Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional
Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Value Portfolio I	Class L

Annual Shareholder Report
as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Mid Cap Core Portfolio I - Class A - PRAVX
This annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2024, to March 31, 2025. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$669	1.75%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)
How did the Portfolio perform last year and what affected its performance?
The equity portion of the Portfolio returned negative 5.9% gross of fees for the year ended March 31, 2025. Returns were weaker down the market cap spectrum and less exposure than the benchmark to growth and momentum factors was a headwind. The underperforming stocks remain in the portfolio reflecting our long-term conviction in the businesses.
Sector allocation detracted from relative performance. An overweight in Consumer Discretionary and an underweight in Health Care contributed to relative performance, offset by the negative impact of an overweight in Materials and underweight in Utilities.
Overall, stock selection detracted from relative performance. The worst performing stocks were Entegris, Inc. (semi-conductors), Bruker Corporation (life sciences) and Lamb Weston Holdings, Inc. (industrial). The best performing stocks based on relative performance were CBRE Group, Inc. (real estate services), M&T Bank Corp. (financial services) and AerCap Holdings N.V. (industrial).
The Puerto Rico securities portion of the Portfolio continued to be invested in cash and futures. This portion of the Portfolio generated
interest from the cash investment and there was a positive return from the investment in futures contracts. The return of the Puerto Rico securities portion of the Portfolio underperformed the equity portion of the Portfolio.
Portfolio Performance
Growth of an assumed $10,000 investment as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I	Class A

	Average Annual Total Returns as of March 31, 2025
	1-Year	5-Year	10-Year
Mid Cap Core Portfolio I, Class A - No Load	-6.98%	13.80%	8.54%
Mid Cap Core Portfolio I, Class A - Load	-11.62%	12.65%	7.99%
Russell Midcap Index	2.59%	16.28%	8.82%
The performance indicators above
aggregate
the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$2,842,395

# of Portfolio Holdings	33

Portfolio Turnover Rate	10.39%

Total Advisory Fees Paid	$48,132
Top 5 Sectors (% of Net Assets)

Top 5 Holdings (% of Net Assets)

Armstrong World Industries, Inc.	3.84%

AerCap Holdings N.V.	3.7%

Allison Transmission Holdings, Inc.	3.3%

Entegris, Inc.	3.3%

Fidelity National Information Services, Inc.	3.0%

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I	Class A

Annual Shareholder Report
as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Mid Cap Core Portfolio I - Class L - PRBPX
This annual shareholder report contains important information about the Mid Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2024, to March 31, 2025. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class L	$178	1.75%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)
How did the Fund perform last year and what affected its performance?
T The equity portion of the Portfolio returned negative 5.9% gross of fees for the year ended March 31, 2025. Returns were weaker down the market cap spectrum and less exposure than the benchmark to growth and momentum factors was a headwind. The underperforming stocks remain in the portfolio reflecting our long-term conviction in the businesses.
Sector allocation detracted from relative performance. An overweight in Consumer Discretionary and an underweight in Health Care contributed to relative performance, offset by the negative impact of an overweight in Materials and underweight in Utilities.
Overall, stock selection detracted from relative performance. The worst performing stocks were Entegris, Inc. (semi-conductors), Bruker Corporation (life sciences) and Lamb Weston Holdings, Inc. (industrial). The best performing stocks based on relative performance were CBRE Group, Inc. (real estate services), M&T Bank Corp. (financial services) and AerCap Holdings N.V. (industrial).
The Puerto Rico sec
ur
ities portion of the Portfolio continued to be invested in cash and futures. This portion of the Portfolio generated interest from the cash investment and there was a positive return from the investment in futures contracts. The return of the Puerto Rico securities portion of the Portfolio underperformed the equity portion of the Portfolio.
Fund Performance
Growth of an assumed $10,000 investment as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I	Class L

	Average Annual Total Returns as of March 31, 2025
	1-Year	5-Year	10-Year
Mid Cap Core Portfolio I, Class L - No Load	-6.96%	13.60%	8.23%
Russell Midcap Index	2.59%	16.28%	8.82%
The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$1,606,374

# of Portfolio Holdings	33

Portfolio Turnover Rate	10.39%

Total Advisory Fees Paid	$48,132
Top 5 Sectors (% of
Net
Assets)

Top 5 Holdings (% of N et Assets)
Armstrong World Industries, Inc.	3.84%

AerCap Holdings N.V.	3.7%

Allison Transmission Holdings, Inc.	3.3%

Entegris, Inc.	3.3%

Fidelity National Information Services, Inc.	3.0%

Portfolio Holdings Summaries
The equity portion of the Portfolio
consists
100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I	Class L

Annual Shareholder Report
as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents
Small Cap Core Portfolio I - Class A - PRAWX
This annual shareholder report contains important information about the Small Cap Core Portfolio I (the “Portfolio”) of the Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) for the period from April 1, 2024, to March 31, 2025. You can find additional information about the Fund at
www.ubs.com/prfunds
or by contacting us at
787-250-3600.

What were the Portfolio costs for the last year?	Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
	Class A	$670	1.76%
Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)
How did the Portfolio perform last year and what affected its performance?
The equity portion of the Portfolio returned 0.8% gross of fees for the year ended March 31, 2025. The excess return was a function of both positive security selection as well as favorable sector allocations.
The two sectors providing the best performance were Consumer Discretionary and Healthcare. The top two detractors from performance were Real Estate and Technology.
Two of the best performing stocks in the portfolio were pharmaceutical companies, Exelixis, Inc. and Globus Medical, Inc. Sportradar Group AG, a sports technology company, and Frontdoor, Inc, the owner of the American Home Shield homeowner’s protection brand, also outperformed. Detractors from performance included Innovative Industrial Properties (Real Estate) and technology companies Diodes (semiconductors) and ASGN Incorporated (technology consulting).
The Puerto Rico s
ecur
ities portion of the Portfolio continued to be invested in cash and futures. This portion of the Portfolio generated interest from the cash investment and there was a positive return from the investment in futures contracts. The return of the Puerto Rico securities portion of the Portfolio underperformed the equity portion of the Portfolio.
Portfolio Performance
Growth of an assumed $10,000 investment as of March 31, 2025

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I	Class A

	Average Annual Total Returns
	as of March 31, 2025
	1-Year	5-Year	10-Year
Small Cap Core Portfolio I, Class A - No Load	-3.00%	10.02%	5.62%
Small Cap Core Portfolio I, Class A - Load	-7.84%	8.90%	5.08%
Russell 200 Index TR	-4.01%	13.27%	6.30%
The performance indicators above aggregate the equity portion and the Puerto Rico securities portion and are net of fees and expenses.
Visit
www.ubs.com/prfunds
for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

Key Portfolio Statistics

PORTFOLIO STATISTICS

Total Net Assets	$4,448,769

# of Portfolio Holdings	41

Portfolio Turnover Rate	6.33%

Total Advisory Fees Paid	$28,330

Top 5 Hold in gs (% of Net As sets)

AXIS Capital Holdings Ltd.	3.65%

Sportradar Group AG	3.2%

Globus Medical, Inc.	2.7%

TXNM Energy, Inc.	2.5%

Monarch Casino & Resort, Inc.	2.4%

Top 5 Sectors (% of Net Assets)

Portfolio Holdings Summaries
The equity portion of the Portfolio consists 100% of equity securities.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit
www.ubs.com/prfunds
. You can also request this information by contacting us at
787-250-3600.

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I	Class A

(b)  Not applicable.

Item 2. Code of Ethics.

(a)  Multi-Select Securities Fund for Puerto Rico Residents (the “Fund” or the “Registrant”) has adopted a Code of Ethics that applies to the Fund’s principal executive officer and principal financial officer (the “Code”).

(b)   No disclosures are required by this Item 2(b).

(c)  The Fund has not made any amendment to the Code during the period covered by this Form N-CSR.

(d)  There have been no waivers granted by the Fund to individuals covered by the Code during the period covered by this Form N-CSR.

(e)   Not applicable.

(f)   A copy of the Code is filed herewith as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the Fund (the “Board”) has determined that it has an audit committee financial expert serving on the Fund’s Audit Committee that possesses the attributes identified in Item 3(b) to Form N-CSR.

(a)(2) The name of the audit committee financial expert is Vicente León. Mr. León has been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

Information provided in response to Item 4 includes amounts billed during the applicable time period for services rendered by Ernst & Young LLP (“E&Y”), the Registrant’s principal accountant.

(a)  Audit Fees. The aggregate fees billed for professional services rendered by E&Y for the audit of the Registrant’s annual financial statements and for services that are normally provided by E&Y in connection with statutory and regulatory filings for the fiscal years ended March 31, 2024, and March 31, 2025, were $109,929 and $123,126, respectively.

(b)  Audit Related Fees. The aggregate fees billed for assurance and related services by E&Y that reasonably relate to the performance of the audit of the Registrant’s financial statements and are not reported as audit fees for the fiscal years ended March 31, 2024, and March 31, 2025, were $112,320 and $42,365, respectively. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the 1940 Act, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)  Tax Fees. The aggregate fees billed for professional services rendered by E&Y for tax compliance, tax advice and tax planning in the form of preparation of excise filings and income tax returns for the fiscal years ended March 31, 2024, and March 31, 2025, were $33,408 and $33,408, respectively.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)  All Other Fees. The aggregate fees billed for any other products or services provided by E&Y for the fiscal years ended March 31, 2024, and March 31, 2025, other than the services reported in paragraphs (a) through (c) above were $0 and $0, respectively.

There were no “all other” fees required to be approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1) The Fund’s Audit Committee Charter requires that the Audit Committee pre-approve all audit and permissible non-audit services to be provided to the Fund by the Fund’s independent registered public accounting firm; provided, however, that the pre-approval requirement with respect to non-auditing services to the Fund may be waived consistent with the exceptions provided for in the Securities Exchange Act of 1934, as amended (the “1934 Act”).

All the audit and tax services described above for which E&Y billed the Fund fees for the fiscal years ended March 31, 2024, and March 31, 2025, were pre-approved by the Audit Committee. For the fiscal years ended March 31, 2024, and March 31, 2025, the Fund’s Audit Committee did not waive the pre-approval requirement of any non-audit services to be provided to the Fund by E&Y.

(e)(2) Not applicable.

(f)   Not applicable.

(g)  The aggregate fees billed by E&Y for non-audit services rendered to the Registrant, its investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended March 31, 2024, and March 31, 2025, other than those disclosed in (c) and (d) above, were $0 and $0, respectively.

(h)  The Audit Committee of the Registrant’s Board considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services are compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable.

(b)   Not applicable.

Item 6. Investments.

(a)  The Schedule of Investments is included as part of the report to unitholders included under Item 7(a) of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)  The Financial Statements for the Registrant are attached herewith.

(b)  The Registrant’s Financial Highlights are included as part of the report to unitholders filed under Item 7(a) of this Form.

Multi-Select Securities Fund for Puerto Rico Residents

ANNUAL REPORT March 31, 2025

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

Table of Contents

Financial Highlights [Item 7 of Form N-CSR]	1

Schedule of Investments [Item 6 of Form N-CSR]	11

Financial Statements [Item 7 of Form N-CSR]
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26

Notes to Financial Statements [Item 7 of Form N-CSR]	32

Report of Independent Registered Public Accounting Firm [Item 7 of Form N-CSR]	49

Other Information (Unaudited)	50

Changes in and Disagreements with Accountants for Open-End Management Investment Companies [Item 8 of Form NCSR]
Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies [Item 10 of Form N-CSR]
Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included under Statements of Operations in the Financial Statements under Item 7 above.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

International Portfolio I - Financial Highlights

			Class A Units

			For the fiscal year ended		For the fiscal year ended		For the fiscal year ended		For the fiscal year ended
			March 31, 2025		March 31, 2024		March 31, 2023		March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$10.19		$9.27		$9.84		$10.53

Operating		Net investment income (loss)	0.00	**	0.02		0.00	**	(0.04)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	0.67		0.90		(0.57)		(0.65)

		Total from investment operations	0.67		0.92		(0.57)		(0.69)
		Less: Dividends from net investment income to common unitholders	(0.02)		0.00	***	-		-

		Net asset value, end of period	$10.84		$10.19		$9.27		$9.84

Total Investment Return: (b)		Based on net asset value per unit ^	6.61%		9.95%		(5.79%)		(6.55%)

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%		1.76%		1.82%		1.75%
		Gross expenses to average net assets	3.42%		4.15%		3.06%		2.78%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	0.02%		0.22%		0.02%		(0.40%)

Supplemental		Net assets, end of period (in thousands)	$2,537		$2,605		$3,040		$3,897

Data:		Portfolio turnover	37.63%		41.21%		32.83%		60.95%

	**	Net investment income for the fiscal year ended March 31, 2025, and March 31, 2023, amounted to $0.002.
	***	Dividends from net investment income to common unitholders for fiscal year ended March 31, 2024, amounted to $0.002.
	^	Total investment return excludes the effects of sales charges.
	(a)	Based on average outstanding units of 239,481; 277,603; 355,315; and 414,618 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.
	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.
	(c)	Based on average net assets of $2,500,315, $2,613,871, $3,086,355, and $4,428,630 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)

The effect of the expenses waived for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus increasing the net investment income ratio to average net assets applicable to common unitholders by 1.66%, 2.39%, 1.24%, and 1.03%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Core Portfolio I - Financial Highlights	(continues)

		Class A Units

		For the fiscal year ended	For the fiscal year ended	For the fiscal year ended	For the fiscal year ended
		March 31, 2025	March 31, 2024	March 31, 2023	March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$41.14	$31.35	$36.44	$32.67

Operating	Net investment income (loss)	(0.44)	(0.32)	(0.24)	(0.35)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	2.35	10.11	(4.85)	4.12

	Total from investment operations	1.91	9.79	(5.09)	3.77

	Net asset value, end of period	$43.05	$41.14	$31.35	$36.44

Total Investment Return: (b)	Based on net asset value per unit ^	4.64%	31.23%	(13.94%)	11.51%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.76%	1.81%	1.75%
	Gross expenses to average net assets	2.53%	3.20%	2.64%	2.80%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.00%)	(0.91%)	(0.79%)	(0.97%)

Supplemental	Net assets, end of period (in thousands)	$4,328	$5,017	$4,325	$5,383

Data:	Portfolio turnover	50.27%	41.95%	67.09%	47.04%

	^ Total investment return excludes the effects of sales charges.

	(a) Based on average outstanding units of 113,536; 129,639; 142,680; and 153,350 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b) Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c) Based on average net assets of $5,025,387, $4,547,169, $4,440,889, and $5,535,739 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(d)  The effect of the expenses waived for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.78%, 1.44%, 0.83%, and 1.05%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Core Portfolio I - Financial Highlights	(concluded)

		Class L Units

		For the fiscal year ended	For the fiscal year ended	For the fiscal year ended	For the fiscal year ended
		March 31, 2025	March 31, 2024	March 31, 2023	March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$42.87	$32.67	$37.99	$34.20

Operating	Net investment income (loss)	(0.46)	(0.33)	(0.27)	(0.52)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	2.44	10.53	(5.05)	4.31

	Total from investment operations	1.98	10.20	(5.32)	3.79

	Net asset value, end of period	$44.85	$42.87	$32.67	$37.99

Total Investment Return: (b)	Based on net asset value per unit ^	4.62%	31.22%	(13.98%)	11.05%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.76%	1.87%	2.15%
	Gross expenses to average net assets	2.53%	3.22%	2.71%	3.30%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.00%)	(0.91%)	(0.85%)	(1.37%)

Supplemental	Net assets, end of period (in thousands)	$2,436	$2,328	$1,774	$2,063

Data:	Portfolio turnover	50.27%	41.95%	67.09%	47.04%

	^ Total investment return excludes the effects of sales charges.

	(a) Based on average outstanding units of 54,318 for fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b) Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c) Based on average net assets of $2,506,984, $1,989,504, $1,758,151, and $2,049,032 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(d)  The effect of the expenses waived for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.78%, 1.46%, 0.84%, and 1.15%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Growth Portfolio I - Financial Highlights	(continues)

		Class A Units

		For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$48.22	$34.25	$39.63	$36.62

Operating	Net investment income (loss)	(0.74)	(0.55)	(0.41)	(0.60)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	2.51	14.52	(4.97)	3.61

	Total from investment operations	1.77	13.97	(5.38)	3.01

	Net asset value, end of period	$49.99	$48.22	$34.25	$39.63

Total Investment Return: (b)	Based on net asset value per unit ^	3.69%	40.79%	(13.58%)	8.22%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.81%	1.75%
	Gross expenses to average net assets	2.50%	3.10%	2.65%	2.77%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.42%)	(1.38%)	(1.27%)	(1.44%)

Supplemental	Net assets, end of period (in thousands)	$5,781	$6,085	$5,462	$6,556

Data:	Portfolio turnover	72.43%	65.62%	76.07%	124.60%

	^ Total investment return excludes the effects of sales charges.

	(a) Based on average outstanding units of 120,447; 144,579; 161,956; and 172,951 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b) Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c) Based on average net assets of $6,273,608, $5,744,785, $5,287,251, and $7,139,920 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(d)  The effect of the expenses waived for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.75%, 1.34%, 0.84%, and 1.02%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Growth Portfolio I - Financial Highlights	(concluded)

		Class L Units

		For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit	Net asset value, beginning of period	$45.03	$31.98	$37.03	$34.35

Operating	Net investment income (loss)	(0.69)	(0.52)	(0.40)	(0.71)
Performance: (a)	Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	2.34	13.57	(4.65)	3.39

	Total from investment operations	1.65	13.05	(5.05)	2.68

	Net asset value, end of period	$46.68	$45.03	$31.98	$37.03

Total Investment Return: (b)	Based on net asset value per unit ^	3.68%	40.81%	(13.64%)	7.80%

Ratios: (c)(d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.88%	2.15%
	Gross expenses to average net assets	2.51%	3.14%	2.72%	3.27%
	Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(1.42%)	(1.38%)	(1.33%)	(1.84%)

Supplemental	Net assets, end of period (in thousands)	$2,536	$2,445	$1,737	$2,011

Data:	Portfolio turnover	72.43%	65.62%	76.07%	124.60%

	^ Total investment return excludes the effects of sales charges.

	(a) Based on average outstanding units of 54,310 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b) Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c) Based on average net assets of $2,643,495, $2,028,454, $1,653,329, and $2,100,811 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

(d)  The effect of the expenses waived for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.75%, 1.38%, 0.84%, and 1.12%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Value Portfolio I - Financial Highlights	(continues)

			Class A Units

			For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$25.42	$23.44	$25.89	$22.93

Operating		Net investment income (loss)	0.02	0.06	0.02	(0.02)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	1.77	1.94	(2.47)	3.00

		Total from investment operations	1.79	2.00	(2.45)	2.98
		Less: Dividends from net investment income to common unitholders	(0.07)	(0.02)	-	(0.02)

		Net asset value, end of period	$27.14	$25.42	$23.44	$25.89

Total Investment Return: (b)		Based on net asset value per unit ^	7.07%	8.52%	(9.46%)	12.99%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.77%	1.81%	1.75%
		Gross expenses to average net assets	2.66%	3.03%	2.63%	2.82%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	0.07%	0.27%	(0.07%)	(0.09%)

Supplemental		Net assets, end of period (in thousands)	$4,374	$4,574	$5,306	$6,193

Data:		Portfolio turnover	8.26%	9.02%	2.81%	12.17%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 171,185; 200,581; 230,480; and 246,603 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c)	Based on average net assets of $4,484,825, $4,725,566, $5,422,365, and $6,148,778 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)	The effect of the expenses waived for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.89%, 1.26%, 0.82%, and 1.07%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Large Cap Value Portfolio I - Financial Highlights	(concluded)

			Class L Units

			For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024		For the fiscal year ended March 31, 2023		For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:

Per Unit		Net asset value, beginning of period	$24.55	$22.63		$25.01		$22.22

Operating		Net investment income (loss)	0.02	0.06		0.00	*	(0.12)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	1.71	1.86		(2.38)		2.91

		Total from investment operations	1.73	1.92		(2.38)		2.79
		Less: Dividends from net investment income to common unitholders	(0.06)	0.00	**	-		-

		Net asset value, end of period	$26.22	$24.55		$22.63		$25.01

Total Investment Return: (b)		Based on net asset value per unit ^	7.07%	8.50%		(9.52%)		12.56%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.77%		1.87%		2.15%
		Gross expenses to average net assets	2.66%	3.06%		2.69%		3.32%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	0.07%	0.27%		(0.01%)		(0.49%)

Supplemental		Net assets, end of period (in thousands)	$1,881	$1,757		$1,619		$1,790

Data:		Portfolio turnover	8.26%	9.02%		2.81%		12.17%

	*	Net investment income for the fiscal year ended March 31, 2023, amounted to $0.002.

	**	Dividends from net investment income to common unitholders for the fiscal year ended March 31, 2024, amounted to $0.002.

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 71,696; 71,569; 71,563; and 71,563 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c)	Based on average net assets of $1,816,234, $1,629,491, $1,622,972, and $1,727,903 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)

The effect of the expenses waived for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.90%, 1.29%, 0.82%, and 1.17%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Mid Cap Core Portfolio I - Financial Highlights	(continues)

			Class A Units

			For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:
Per Unit		Net asset value, beginning of period	$46.58	$36.79	$38.48	$37.50

Operating		Net investment income (loss)	(0.37)	(0.34)	(0.33)	(0.38)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	(2.88)	10.13	(1.36)	1.36

		Total from investment operations	(3.25)	9.79	(1.69)	0.98

		Net asset value, end of period	$43.33	$46.58	$36.79	$38.48

Total Investment Return: (b)		Based on net asset value per unit ^	(6.98%)	26.61%	(4.39%)	2.61%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.75%	1.80%	1.75%
		Gross expenses to average net assets	2.74%	3.28%	2.76%	2.80%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.81%)	(0.85%)	(0.92%)	(0.97%)

Supplemental		Net assets, end of period (in thousands)	$2,842	$3,402	$3,761	$4,234

Data:		Portfolio turnover	10.39%	16.54%	18.48%	101.44%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 68,884; 87,649; 106,117; and 113,446 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c)	Based on average net assets of $3,124,492, $3,491,475, $3,836,236, and $4,496,162 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)

The effect of the expenses waived for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.98%, 1.53%, 0.96%, and 1.05%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Mid Cap Core Portfolio I - Financial Highlights	(concluded)

			Class L Units

			For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:
Per Unit		Net asset value, beginning of period	$41.06	$32.44	$33.95	$33.22

Operating		Net investment income (loss)	(0.32)	(0.30)	(0.31)	(0.48)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	(2.54)	8.92	(1.20)	1.21

		Total from investment operations	(2.86)	8.62	(1.51)	0.73

		Net asset value, end of period	$38.20	$41.06	$32.44	$33.95

Total Investment Return: (b)		Based on net asset value per unit ^	(6.96%)	26.57%	(4.45%)	2.20%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.75%	1.75%	1.86%	2.15%
		Gross expenses to average net assets	2.73%	3.33%	2.83%	3.30%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.81%)	(0.84%)	(0.98%)	(1.37%)

Supplemental		Net assets, end of period (in thousands)	$1,606	$1,727	$1,364	$1,428

Data:		Portfolio turnover	10.39%	16.54%	18.48%	101.44%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 42,055 for fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c)	Based on average net assets of $1,682,059, $1,484,347, $1,339,166, and $1,473,501 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)

The effect of the expenses waived for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 0.98%, 1.58%, 0.97%, and 1.15%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

The following table includes selected data for a unit outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

Small Cap Core Portfolio I - Financial Highlights

			Class A Units

			For the fiscal year ended March 31, 2025	For the fiscal year ended March 31, 2024	For the fiscal year ended March 31, 2023	For the fiscal year ended March 31, 2022

Increase (Decrease) in Net Asset Value:
Per Unit		Net asset value, beginning of period	$30.30	$29.04	$30.79	$30.63

Operating		Net investment income (loss)	(0.24)	(0.20)	(0.21)	(0.30)
Performance: (a)		Net realized gain (loss) and unrealized appreciation (depreciation) on investments and future contracts	(0.67)	1.46	(1.54)	0.46

		Total from investment operations	(0.91)	1.26	(1.75)	0.16

		Net asset value, end of period	$29.39	$30.30	$29.04	$30.79

Total Investment Return: (b)		Based on net asset value per unit ^	(3.00%)	4.34%	(5.71%)	0.56%

Ratios: (c)(d)		Net expenses to average net assets - net of waived and/or reimbursed expenses	1.76%	1.76%	1.82%	1.75%
		Gross expenses to average net assets	3.14%	3.97%	3.06%	2.81%
		Net investment income (loss) to average net assets - net of waived and/or reimbursed expenses	(0.79%)	(0.72%)	(0.74%)	(0.96%)

Supplemental		Net assets, end of period (in thousands)	$2,267	$2,916	$3,074	$3,643

Data:		Portfolio turnover	6.33%	25.08%	31.79%	146.86%

	^	Total investment return excludes the effects of sales charges.

	(a)	Based on average outstanding units of 91,883; 101,120; 110,524; and 126,041 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(b)	Calculation is based on beginning and end of period net asset values and assumes reinvestment of dividends.

	(c)	Based on average net assets of $2,827,987, $2,882,874, $3,100,291, and $3,904,319 for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, respectively.

	(d)	The effect of the expenses waived for the fiscal years ended March 31, 2025, March 31, 2024, March 31, 2023, and March 31, 2022, was to decrease the expense ratios, thus decreasing the net investment loss ratio to average net assets applicable to common unitholders by 1.38%, 2.21%, 1.24%, and 1.06%, respectively.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments			March 31, 2025

COMMON STOCKS - 80.54% of net assets applicable to common unitholders
Shares		Issuer	Value

Belgium - 3.72% of net assets applicable to common unitholders
Chemicals & Allied - 1.32% of total investments
306	B	UCB SA - Sponsored ADR	$27,018

Depository Institutions - 3.30% of total investments
1,475	B	KBC Group NV - Sponsored ADR	67,452

Total Belgium (cost $64,792)			$94,470

Curacao - 1.69% of net assets applicable to common unitholders
Oil and Gas Extract - 2.10% of total investments
1,028		Schlumberger Limited	$42,970

Total Curacao (cost $42,639)			$42,970

England - 12.48% of net assets applicable to common unitholders
Food and Kindred Products - 1.83% of total investments
356	B	Diageo PLC - Sponsored ADR	$37,305

Depository Institutions - 3.90% of total investments
5,187	B	Barclays PLC - Sponsored ADR	79,672

Engineering, Accounting, Research, Management, and Related Services - 2.09% of total investments
653	B	Intertek Group PLC - Sponsored ADR	42,669

Miscellaneous Services- 1.78% of total investments
1,744	B	SSE PLC - Sponsored ADR	36,467

Personal Care Services - 2.12% of total investments
4,202		Haleon PLC	43,239

Security & Commodity Brokers, Dealers, Exchanges and Services - 2.11% of total investments
1,143	B	London Stock Exchange Group, Inc - Sponsored ADR	43,114

Wholesale Trade Non-Durable Goods - 1.67% of total investments
1,780	B	Bunzl PLC - Sponsored ADR	34,087

Total England (cost $295,187)			$316,553

France - 10.04% of net assets applicable to common unitholders
Oil and Gas Extraction - 2.29% of total investments
722	B	TotalEnergies SE - Sponsored ADR	$46,706

Aircraft Engines - 3.02% of total investments
1,157	B	Thales S.A. - Sponsored ADR	61,755

Transportation Equipment - 2.34% of total investments
1,084	B	Airbus SE - Sponsored ADR	47,794

Fabricated Metal Products, except Machinery and Transportation Equipment - 1.29% of total investments
213	B	LVMH Moët Hennessy - Louis Vuitton, Société Européenne - Sponsored ADR	26,384

Chemicals & Allied - 1.52% of total investments
817	B	L’Air Liquide S.A. - Sponsored ADR	31,062

Business Services - 2.01% of total investments
1,368	B	Capgemini SE - Sponsored ADR	40,972

Total France (cost $201,926)			$254,673

Germany - 9.60% of net assets applicable to common unitholders
Auto, Dealers & Gas - 1.13% of total investments
4,672	B	Dr. Ing. h.c. F. Porsche - Sponsored ADR	$23,080

Coal Mining - 2.52% of total investments
3,394	B	E.ON SE - Sponsored ADR	51,428

Electronic & Equipment - 1.87% of total investments
1,155	B	Infineon Technologies AG - Sponsored ADR	38,254

Business Services - 2.43% of total investments
185	B	SAP SE - Sponsored ADR	49,661

Railroad Transportation - 2.44% of total investments
2,197	B	Knorr-Bremse AG - Sponsored ADR	49,872

Chemicals & Allied - 1.53% of total investments
1,138	B	Merck Kommanditgesellschaft auf Aktien - Sponsored ADR	31,204

Total Germany (cost $211,555)			$243,499

Hong Kong - 1.11% of net assets applicable to common unitholders
Insurance Carriers - 1.38% of total investments
935	B	AIA Group Limited - Sponsored ADR	$28,284

Total Hong Kong (cost $34,648)			$28,284

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments		(concluded)			March 31, 2025

Shares		Issuer			Value
Ireland - 7.37% of net assets applicable to common unitholders
Depository Institutions - 2.11% of total investments
3,681	B	Bank of Ireland Group PLC - Sponsored ADR			$43,040
Business Services - 1.53% of total investments
141	B	Flutter Entertainment PLC - Sponsored ADR			31,239

Health Care Services - 1.58% of total investments
184	A	ICON PLC			32,198

Transportation by Air - 1.87% of total investments
903		Ryanair Holdings PLC			38,260

Food and Kindred Products - 2.06% of total investments
400	B	Kerry Group PLC - Sponsored ADR			42,171

Total Ireland (cost $185,510)					$186,908

Japan - 15.30% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 2.10% of total investments
3,513		Daifuku Co., LTD			$42,964
Electronic & Equipment - 5.44% of total investments
3,072	B	Sony Group Corp. - Sponsored ADR			77,998
7,908	B	Nidec Corporation - Sponsored ADR			33,135

Transportation Equipment - 2.01% of total investments
2,929		Shimano, Inc.			41,152

Miscellaneous Retail - 2.20% of total investments
2,408	B	MonotaRO Co., Ltd. - Sponsored ADR			44,861

Real Estate - 2.28% of total investments
2,863	B	Mitsubishi Estate Co., Ltd. - Sponsored ADR			46,667

Miscellaneous Manufacturing Industries - 2.88% of total investments
3,432	B	Nintendo Co., Ltd. - Sponsored ADR			58,927

Measuring, Analytics, & Control Instruments - 2.07% of total investments
2,255	B	Terumo Corp. - Sponsored ADR			42,349

Total Japan (cost $326,656)					$388,053

Netherlands - 4.66% of net assets applicable to common unitholders
Insurance Carriers - 3.92% of total investments
4,094	B	ING Groep N.V. - Sponsored ADR			$80,201

Agricultural Services - 1.86% of total investments
3,094		CNH Industrial N.V.			37,994

Total Netherlands (cost $82,549)					$118,195

Singapore - 3.88% of net assets applicable to common unitholders
Depository Institutions - 2.58% of total investments
383	B	DBS Group Holdings Limited - Sponsored ADR			$52,641
Telecommunications -Other - 2.25% of total investments
1,797	B	Singapore Telecommunications Limited - Sponsored ADR			45,931

Total Singapore (cost $54,592)					$98,572

Sweden - 1.56% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 1.94% of total investments
1,973	B	Epiroc AB - Sponsored ADR			$39,697

Total Sweden (cost $41,957)					$39,697

Switzerland - 6.87% of net assets applicable to common unitholders
Chemicals & Allied - 3.08% of total investments
1,530	B	Roche Holding AG - Sponsored ADR			$62,960

Depository Institutions - 2.25% of total investments
3,335	B	Julius Bär Gruppe AG - Sponsored ADR			45,890

Holdging & Other Investment Offices- 1.54% of total investments
407	B	Temenos AG - Sponsored ADR			31,486

Food and Kindred Products - 1.66% of total investments
335	B	Nestle SA - Sponsored ADR			33,892

Total Switzerland (cost $166,228)					$174,228

Taiwan - 1.11% of net assets applicable to common unitholders
Depository Institutions - 1.37% of total investments
169	B	Taiwan Semiconductor Manufacturing Company Limited - Sponsored ADR			$28,053

Total Taiwan (cost $12,308)					$28,053

United States - 1.15% of net assets applicable to common unitholders
Food and Kindred Products - 1.43% of total investments
2,207	B	Berry Corporation - Sponsored ADR			$29,199

Total United States (cost $38,483)					$29,199

TOTAL COMMON STOCKS (cost $1,759,030)					$2,043,354

		Total investments (80.54% of net assets)			$2,043,354
		Other assets less liabilities (19.46% of net assets)			493,777

		Net assets applicable to common unitholders - 100%			$2,537,131

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
3 Equity Index Contracts		E-Mini MSCI EAFE Index Contracts	06/20/25	$ 362,910	$(1,350)

		The underlying notional amount at value of open long futures contracts is 14.30% of net assets applicable to common unitholders.

	A Non-dividend producing security.

	B A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments		(continued)	March 31, 2025

COMMON STOCKS - 79.56% of net assets applicable to common unitholders
Shares		Issuer	Value

Liberia - 0.84% of net assets applicable to common unitholders
Water Transportation - 1.05% of total investments
275		Royal Caribbean Cruises LTD	$56,496

Total Liberia (cost $66,693)			$56,496

Luxembourg - 0.65% of net assets applicable to common unitholders
Business Services - 0.82% of total investments
80	A	Spotify Technology, S.A.	$44,002

Total Luxembourg (cost $48,155)			$44,002

United States - 78.07% of net assets applicable to common unitholders		(continued)
Building Materials- 1.33% of total investments
195		Home Depot, Inc.	$71,466

Business Services - 16.93% of total investments
1,018		Microsoft Corp.	382,147
1,659		Alphabet, Inc. Class A	256,548
275		Salesforce, Inc.	73,799
107	A	Adobe, Inc.	41,038
345		Oracle Corporation	48,234
290		Snowflake, Inc.	42,386
323	A	Take-Two Interactive Software, Inc.	66,942

Chemicals & Allied - 6.33% of total investments
173		Eli Lilly and Company	142,882
36	A	Vertex Pharmaceuticals, Inc.	17,454
587		AbbVie, Inc.	122,988
765		DuPont de Nemours, Inc.	57,130

Communications - 2.21% of total investments
445		T-Mobile US, Inc.	118,686

Depository Institutions - 6.27% of total investments
220		The Goldman Sachs Group, Inc.	120,184
886		JPMorgan Chase & Co.	217,336

Eating & Drinking Places- 2.03% of total investments
195		McDonald’s Corp.	60,912
960	A	Chipotle Mexican Grill, Inc.	48,202

Electronic & Equipment - 11.42% of total investments
682		Broadcom, Inc.	114,187
700		Micron Technology, Inc.	60,823
3,205		NVIDIA Corp.	347,358
460		GE Aerospace	92,069

Electric, Gas, and Sanitary Services - 1.89% of total investments
165		Constellation Energy Corp.	33,269
1,283		EQT Corp.	68,551

Food and Kindred Products - 2.17% of total investments
1,630		The Coca-Cola Company	116,741

General Merchandise Store - 4.18% of total investments
112		Costco Wholesale Corporation	105,927
1,355		Walmart, Inc.	118,955

Holdging & Other Investment Offices- 1.10% of total investments
454	A	CBRE Group, Inc.	59,374

Industrial & Commercial Machinery & Computer Equipment - 9.92% of total investments
2,130		Apple, Inc.	473,137
355		Palo Alto Networks, Inc.	60,577

Insurance Carriers - 5.34% of total investments
111		UnitedHealth Group, Inc.	58,136
291		The Progressive Corporation	82,356
710		The Allstate Corporation	147,020

Measuring, Analytics, & Control Instruments - 2.11% of total investments
1,125	A	Boston Scientific Co.	113,490

Miscellaneous Retail - 5.37% of total investments
1,518	A	Amazon.com, Inc.	288,815

Miscellaneous Services- 5.54% of total investments
407		Meta Platforms, Inc.	234,579
80		ServiceNow, Inc.	63,691

Motion Pictures - 3.10% of total investments
179	A	Netflix, Inc.	166,923

Non-Depository Institution- 1.40% of total investments
281		American Express Company	75,603

Petroleum Refining & Related Industries - 2.17% of total investments
278		ConocoPhillips	29,196
735		Exxon Mobil Corp.	87,414

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Core Portfolio I

Schedule of Investments		(concluded)			March 31, 2025

Shares		Issuer			Value
United States - 78.07% of net assets applicable to common unitholders		(concluded)

Security & Commodity Brokers, Dealers, Exchanges and Services - 1.67% of total investments
1,147		The Charles Schwab Corp.			$89,787
Transportation Equipment - 3.47% of total investments
165	A	Tesla, Inc.			42,761
1,085		RTX Corporation			143,719

Wholesale Trade- 2.19% of total investments
175		McKesson Corp.			117,773

Total United States (cost $3,309,551)					$5,280,565

TOTAL COMMON STOCKS (cost $3,424,399)					$5,381,063

		Total investments (79.56% of net assets)			$5,381,063
		Other assets less liabilities (20.44% of net assets)			1,382,643

		Net assets applicable to common unitholders - 100%			$6,763,706

Open Futures		Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
3 Equity Index Contracts		E-Mini S&P 500 Index	06/20/25	$ 847,013	$(3,683)

		The underlying notional amount at value of open long futures contracts is 12.52% of net assets applicable to common unitholders.

	A Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I

Schedule of Investments		(continued)	March 31, 2025

COMMON STOCKS - 81.94% of net assets applicable to common unitholders
Shares		Issuer	Value

Canada - 0.80% of net assets applicable to common unitholders
Business Services - 0.98% of total investments
697	A	Shopify, Inc.	$66,549

Total Canada (cost $50,316)			$66,549

Ireland - 0.89% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 1.09% of total investments
221	A	Trane Technologies PLC	$74,459

Total Ireland (cost $66,554)			$74,459

Luxembourg - 1.78% of net assets applicable to common unitholders
Business Services - 2.17% of total investments
269	A	Spotify Technology, S.A.	$147,958

Total Luxembourg (cost $79,421)			$147,958

United States - 78.47% of net assets applicable to common unitholders
Apparel and other Finish Products Made from Fabrics and Similar Materials - 1.27% of total investments
421		Cintas Corp.	$86,528
Auto, Dealers & Gas - 1.37% of total investments
65		O’Reilly Automotive, Inc	93,118

Business Services - 25.05% of total investments
173		Synopsys, Inc.	74,191
393	A	Workday, Inc.	91,777
1,082		Alphabet, Inc. Class A	167,321
843		Alphabet, Inc. Class C	131,702
1,769		Microsoft Corp.	664,065
72	A	Fair Isaac Corp.	132,780
409		Oracle Corp.	57,183
348		Mastercard Incorporated	190,746
369		Fiserv, Inc.	81,486
201		Salesforce, Inc.	53,940
69	A	AppLovin Corp.	18,283
519	A	Palantir Technologies, Inc.	43,804

Chemicals & Allied - 5.77% of total investments
305		Eli Lilly and Company	251,902
273	A	Alnylam Pharmaceuticals, Inc.	73,716
268		Ecolab, Inc.	67,943

Eating and Drinking Places- 1.88% of total investments
2,548	A	Chipotle Mexican Grill, Inc.	127,935

Electronic and Equipment - 14.34% of total investments
394		Texas Instruments, Inc.	70,802
4,784		NVIDIA Corp.	518,490
1,566		Broadcom, Inc.	262,196
630		General Electric Company	126,094

Fabricated Metal Products, except Machinery and Transportation Equipment - 0.50% of total investments
65	A	Axon Enterprise, Inc.	34,187

Hotels, Rooming Houses, Camps, and Other Lodging Places - 1.06% of total investments
316		Hilton Worldwide Holdings, Inc.	71,906

Industrial & Commercial Machinery & Computer Equipment - 8.27% of total investments
1,823		Apple, Inc.	404,943
2,183		Lam Research Corp.	158,704

Insurance Agents, Brokers and Service - 1.13% of total investments
224		Arthur J. Gallagher & Co.	77,337

Local and Suburban Transit - 1.33% of total investments
496	A	DoorDash, Inc.	90,653

Measuring, Analytics, & Control Instruments - 5.51% of total investments
740	A	Boston Scientific Corp.	74,652
234		Stryker Corp.	87,107
277	A	Intuitive Surgical, Inc.	137,190
374		Danaher Corporation	76,670

Miscellaneous Retail - 8.31% of total investments
2,977	A	Amazon.com, Inc.	566,404

Miscellaneous Services - 7.62% of total investments
179		ServiceNow, Inc.	142,509
654		Meta Platforms, Inc.	376,940

Motion Pictures - 2.11% of total investments
154	A	Netflix, Inc.	143,610

Non-Depository Institution- 2.40% of total investments
467		Visa, Inc.	163,665

Primary Metal Industries- 1.45% of total investments
764		Howmet Aerospace, Inc.	99,113

Security & Commodity Brokers, Dealers, Exchanges and Services - 3.13% of total investments
691		KKR & Co. Inc.	79,886
408		LPL Financial Holdings, Inc.	133,473

Transportation Equipment - 1.69% of total investments
444	A	Tesla, Inc.	115,068

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I

Schedule of Investments	(concluded)			March 31, 2025

United States - 78.47% of net assets applicable to common unitholders	(concluded)

Transportation Services - 1.55% of total investments
23	Booking Holdings, Inc.			$105,956

Total United States (cost $5,056,262)				$6,525,975

TOTAL COMMON STOCKS (cost $5,252,553)				$6,814,941

	Total investments (81.94% of net assets)			$6,814,941
	Other assets less liabilities (18.06% of net assets)			1,501,642

	Net assets applicable to common unitholders - 100%			$8,316,583

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
6 Equity Index Contracts	Russell 1000 Mini Index	06/20/25	$ 1,100,460	$660

	The underlying notional amount at value of open long futures contracts is 13.23% of net assets applicable to common unitholders.

	A Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents
Large Cap Value Portfolio I

Schedule of Investments					March 31, 2025
COMMON STOCKS- 80.23% of net assets applicable to common unitholders

Shares		Issuer			Value
England - 1.33% of net assets applicable to common unitholders

Food and Kindred Products - 1.66% of total investments
794	B	Diageo PLC - Sponsored ADR			$83,203

Total England (cost $96,708)					$83,203

Ireland - 2.13% of net assets applicable to common unitholders

Electronic & Equipment - 2.66% of total investments
943		TE Connectivity, PLC			$133,265

Total Ireland (cost $142,063)					$133,265

Japan - 3.13% of net assets applicable to common unitholders

Miscellaneous Manufacturing Industries - 3.90% of total investments
11,406	B	Nintendo Co., Ltd. - Sponsored ADR			$195,841

Total Japan (cost $151,281)					$195,841

Switzerland - 1.67% of net assets applicable to common unitholders

Food and Kindred Products - 2.08% of total investments
1,034	B	Nestlé, S.A. - Sponsored ADR			$104,610

Total Switzerland (cost $95,114)					$104,610

United States - 71.97% of net assets applicable to common unitholders

Building Materials - 6.48% of total investments
782		Lowe’s Companies, Inc.			$182,386
1,844		Fastenal Company			143,002

Business Services - 6.39% of total investments
432		Microsoft Corp.			162,168
2,122		Fidelity National Information Services, Inc			158,471

Chemicals & Allied - 8.17% of total investments
801		Air Products and Chemicals, Inc.			236,231
1,049		Johnson & Johnson			173,966

Communications - 3.59% of total investments
969		Crown Castle International Corp.			100,999
2,144		Comcast Corp.			79,114

Electric, Gas, & Sanitary Services - 2.97% of total investments
2,657		Dominion Resources, Inc.			148,978

Eating and Drinking Places- 3.05% of total investments
1,561		Starbucks Corp.			153,118

Electronic & Equipment - 3.96% of total investments
1,106		Texas Instruments, Inc.			198,748

Engineering, Accounting, Research, Management, and Related Services - 3.33% of total investments
1,084		Paychex, Inc.			167,240

Industrial & Commercial Machinery & Computer Equipment - 8.28% of total investments
2,451		Cisco Systems, Inc.			151,251
1,190		Apple, Inc.			264,335

Insurance Carriers - 13.07% of total investments
528	A	Berkshire Hathaway, Inc.			281,202
837		Cincinnati Financial Corp.			123,642
887		The Progressive Corporation			251,030

Measuring, Analytics, & Control Instruments - 2.90% of total investments
284		Northrop Grumman Corp.			145,411

Motor Freight Transportation and Warehousing - 1.86% of total investments
848		United Parcel Service, Inc.			93,272

Petroleum Refining & Related Industries - 2.95% of total investments
884		Chevron Corp.			147,884

Primary Metal Industries- 2.50% of total investments
2,740		Corning, Inc.			125,437

Railroad Transportation - 3.69% of total investments
781		Norfolk Southern Corp.			184,980

Security & Commodity Brokers, Dealers, Exchanges and Services - 8.11% of total investments
236		BlackRock, Inc.			223,369
2,344		The Charles Schwab Corp.			183,488

Tobacco Products - 8.40% of total investments
2,173		Altria Group, Inc.			130,423
1,835		Phillip Morris International, Inc.			291,270

Total United States (cost $2,832,707)					$4,501,415

TOTAL COMMON STOCKS (cost $3,317,873)					$5,018,334

		Total investments (80.23% of net assets)			$5,018,334
		Other assets less liabilities (19.77% of net assets)			1,236,774

		Net assets applicable to common unitholders - 100%			$6,255,108

Open Futures	Issuer		Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
10 Equity Index Contracts	Russell 1000 Mini Index		06/20/25	$932,100	$26,975

	The underlying notional amount at value of open long futures contracts is 14.90% of net assets applicable to common unitholders.
	A	Non-dividend producing security.

	B	A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I

Schedule of Investments		(continued)	March 31, 2025

COMMON STOCKS - 81.41% of net assets applicable to common unitholders
Shares		Issuer	Value
Ireland - 2.79% of net assets applicable to common unitholders
Measuring, Analytics, & Control Instruments - 3.43% of total investments
548		Steris PLC	$124,204

Total Ireland (cost $101,381)			$124,204

Netherlands - 3.72% of net assets applicable to common unitholders
Business Services - 4.57% of total investments
1,621		AerCap Holdings N.V.	$165,618

Total Netherlands (cost $90,322)			$165,618

United States - 74.90% of net assets applicable to common unitholders
Amusement and Recreation Services- 3.19% of total investments
1,041		Churchill Downs, Inc.	$115,624

Business Services - 7.16% of total investments
2,236	A	Copart, Inc.	126,535
1,779		Fidelity National Information Services, Inc	132,856

Chemicals & Allied - 2.64% of total investments
169		NewMarket Corp.	95,730

Communications - 2.99% of total investments
1,039		Crown Castle, Inc.	108,295

Electronic & Equipment - 11.94% of total investments
1,350		Amphenol Corp.	88,547
1,366		Otis Worldwide Corp.	140,971
1,098		Skyworks Solutions, Inc.	70,964
235		Lennox International, Inc.	131,795

Fabricated Metal Products - 2.68% of total investments
1,865		Ball Corp.	97,111

Food and Kindred Products - 6.26% of total investments
886		Brown-Forman Corp.	30,071
1,217		Lamb Weston Holdings, Inc.	64,866
1,134	A	Post Holdings, Inc.	131,952

Furtinure & Fixtures - 3.62% of total investments
2,188		Tempur Sealy International, Inc.	131,017

General Merchandise Store - 2.47% of total investments
1,191	A	Dollar Tree, Inc.	89,408

Holdging & Other Investment Offices- 2.93% of total investments
811	A	CBRE Group, Inc.	106,063

Insurance Agents, Brokers and Services - 2.99% of total investments
1,856		Moelis & Company	108,316

Insurance Carriers - 2.71% of total investments
665		Cincinnati Financial Corp.	98,234

Measuring, Analytics, & Control Instruments - 7.82% of total investments
287	A	Waters Corp.	105,780
1,817		Bruker Corporation	75,842
679	A	Keysight Technologies, Inc	101,694

Mining and Quarrying of Nonmetallic Minerals, Except Fuels - 3.07% of total investments
476		Vulcan Materials Company	111,051

Miscellaneous Manufacturing Industries - 4.72% of total investments
1,214		Armstrong World Industries, Inc.	171,028

Motor Freight Transportation and Warehousing - 1.95% of total investments
427		Old Dominion Freight Line, Inc.	70,647

Non-Depository Credit Institutions - 3.29% of total investments
3,269		Ally Financial, Inc.	119,220

Personal Services- 2.22% of total investments
463		UniFirst Corp.	80,562

Primary Metal Industry - 3.57% of total investments
723		M&T Bank Corp.	129,236

Rubber and Miscellaneous Plastic Products - 6.78% of total investments
674		AptarGroup, Inc.	100,008
1,665		Entegris, Inc.	145,654

Wholesale Trade-Durable Goods - 6.98% of total investments
1,555		Allison Transmission Holdings, Inc.	148,767
327		Pool, Corp.	104,100

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I

Schedule of Investments	(concluded)			March 31, 2025

United States - 74.98% of net assets applicable to common unitholders	(concluded)

Total United States (cost $3,000,361)				$3,331,944

TOTAL COMMON STOCK (cost $3,192,064)				$3,621,766

	Total investments (81.41% of net assets)			$3,621,766
	Other assets less liabilities (18.59% of net assets)			827,003

	Net assets applicable to common unitholders - 100%			$4,448,769

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
2 Equity Index Contracts	E-Mini S&P Midcap 400 Index	06/20/25	$ 587,700	$(1,710)

	The underlying notional amount at value of open long futures contracts is 13.21% of net assets applicable to common unitholders.

	A Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

Schedule of Investments		(continued)	March 31, 2025

COMMON STOCKS - 75.60% of net assets applicable to common unitholders
Shares		Issuer	Value

Bermuda - 5.61% of net assets applicable to common unitholders
Insurance Carriers - 7.42% of total investments
825		AXIS Capital Holdings Ltd.	$82,698
185		RenaissanceRe Holdings Ltd.	44,400

Total Bermuda (cost $71,104)			$127,098

Switzerland - 3.17% of net assets applicable to common unitholders
Business Services - 4.19% of total investments
3,325	A	Sportradar Group AG	$71,887

Total Switzerland (cost $41,213)			$71,887

United States - 66.82% of net assets applicable to common unitholders (continued)
Auto, Dealers & Gas - 3.04% of total investments
2,065		Magnolia Oil & Gas Corp.	$52,162

Business Services - 4.87% of total investments
385		Insperity, Inc.	34,354
620	A	AMN Healthcare Services, Inc.	15,165
540	A	ASGN, Inc.	34,031

Chemicals & Allied - 2.28% of total investments
470		Cabot Corp.	39,076

Depository Institutions - 11.37% of total investments
695		Prosperity Bancshares, Inc.	49,602
725		Texas Capital Bancshares, Inc.	54,158
1,300		United Bankshares, Inc.	45,071
1,635		United Community Banks, Inc.	45,993

Electronic & Equipment - 10.07% of total investments
440		Advanced Energy Industries, Inc.	41,936
595		Diodes, Inc.	25,686
715		Rambus, Inc.	37,019
255		Universal Display Corp.	35,567
910		Tower Semiconductor Ltd	32,451

Electric, Gas & Sanitary Services - 6.38% of total investments
460		IDACORP, Inc.	53,461
1,045		TXNM Energy, Inc.	55,887

Engineering, Accounting, Research, Management, and Related Services - 8.69% of total investments
665		WNS (Holdings) Limited	40,891
1,220	A	Exelixis, Inc.	45,042
1,495	A	Forrester Research, Inc.	13,814
2,550		NV5 Global, Inc.	49,139

Health Services - 7.44% of total investments
1,650		HealthStream, Inc.	53,097
550		U.S. Physical Therapy, Inc.	39,798
350	A	Addus HomeCare Corp.	34,612

Holding & Other Investments Offices- 4.97% of total investments
6,185	A	InnovAge Holding Corp.	18,431
2,775		NETSTREIT Corp.	43,984
420		Innovative Industrial Properties, Inc.	22,718

Hotels, Rooming Houses, Camps and Other Lodging Places- 3.11% of total investments
685		Monarch Casino & Resort, Inc.	53,259

Industrial & Commercial Machinery & Computer Equipment - 2.13% of total investments
205		Alamo Group, Inc.	36,533

Insurance Carriers- 8.33% of total investments
765		First American Financial Corp.	50,207
235		Reinsurance Group of America, Inc.	46,272
1,205	A	Frontdoor, Inc.	46,296

Measuring, Analytics & Controls Instruments - 3.57% of total investments
835		Globus Medical, Inc.	61,122

Miscellaneous Manufacturing Industries - 1.22% of total investments
840		Johnson Outdoors, Inc.	20,866

Personal Services - 1.67% of total investments
2,835		Healthcare Services Group, Inc.	28,577

Real Estate - 2.14% of total investments
1,065		Marcus & Millichap, Inc.	36,689

Social Services - 1.98% of total investments
385		HealthEquity, Inc.	34,022

Transportation Equipment - 2.96% of total investments
1,380	A	Atmus Filtration Technologies Inc	50,687

Transportation Services - 2.18% of total investments
1,005		Hub Group, Inc.	37,353

Total United States (cost $1,642,881)			$1,515,028

TOTAL COMMON STOCKS (cost $1,755,198)			$1,714,013

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents Small Cap Core Portfolio I

Schedule of Investments	(concluded)			March 31, 2025

	Total investments (75.60% of net assets)			$1,714,013
	Other assets less liabilities (24.40% of net assets)			553,357

	Net assets applicable to common unitholders - 100%			$2,267,370

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
4 Equity Index Contracts	Russell 2000 Mini Index	06/20/25	$ 405,300	$(2,700)

	The underlying notional amount at value of open long futures contracts is 17.88% of net assets applicable to common unitholders.

	A Non-dividend producing security.

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	March 31, 2025

Statement of Assets and Liabilities

		International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Assets:
	Investments at market value	$2,043,354	$5,381,063	$6,814,941	$5,018,334
	Cash and cash equivalents	110,575	210,528	25,545	84,815
	Cash restricted for futures contracts	47,590	118,660	170,065	123,911
	Due from affiliate	394,482	1,142,338	1,399,732	1,073,149
	Due from broker	1,530	-	-	17,875
	Variation margin receivable	-	5,475	1,740	9,100
	Receivable for investment sold	13,061	-	35,177	-
	Interest and dividends receivable	4,816	2,296	1,204	6,236
	Receivable for operating expenses reimbursed	8,803	1,136	3,688	4,987
	Prepaid and other assets	4,517	5,764	6,974	4,322

	Total assets	2,628,728	6,867,260	8,459,066	6,342,729

Liabilities:	Payable for investment purchased	31,187	-	32,960	-
	Investment advisory fees payable	879	2,556	3,002	2,123
	Due to broker	-	9,158	1,080	-
	Variation margin payable	2,880	-	-	-
	Redemption payable	3,384	9,655	12,236	7,099
	Professional fees	44,740	65,353	73,119	62,664
	Sub-transfer agent fees	2,580	2,587	2,610	2,595
	Reporting fees	4,139	10,837	13,361	9,963
	Directors’ fees	505	1,324	1,632	1,217
	Accrued expenses and other liabilities	1,303	2,084	2,483	1,960

	Total liabilities	91,597	103,554	142,483	87,621

Net Assets Applicable to Common Unitholders		$2,537,131	$6,763,706	$8,316,583	$6,255,108

Net Assets Applicable to Common Unitholders:
	Paid-in-Capital	$2,116,870	$1,548	$1,699	$2,329
	Total Distributable Earnings (Accumulated Loss)	420,261	6,762,158	8,314,884	6,252,779

	Net assets applicable to common unitholders	$2,537,131	$6,763,706	$8,316,583	$6,255,108

	Net assets per class:
	Class A units	$2,537,131	$4,327,508	$5,780,956	$4,374,436
	Class L units	-	2,436,198	2,535,627	1,880,672

	Net assets applicable to common unitholders	$2,537,131	$6,763,706	$8,316,583	$6,255,108

	Units outstanding at end of the year:
	Class A units	234,032	100,524	115,621	161,198

	Class L units	-	54,318	54,311	71,722

	Net asset value per unit:
	Class A units	$10.84	$43.05	$50.00	$27.14

	Class L units	$-	$44.85	$46.69	$26.22

	Maximum public offering price per unit:
	Class A units (net asset value divided by 0.95)	$11.41	$45.32	$52.63	$28.57

	Investments at cost	$1,759,030	$3,424,399	$5,252,553	$3,317,873

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	March 31, 2025

Statement of Assets and Liabilities	(concluded)

		Mid Cap Core Portfolio I	Small Cap Core Portfolio I

Assets:
	Investments at market value	$3,621,766	$1,714,013
	Cash and cash equivalents	83,380	63,207
	Cash restricted for futures contracts	100,234	79,598
	Due from affiliate	715,109	461,962
	Variation margin receivable	2,340	-
	Interest and dividends receivable	1,835	2,914
	Receivable for operating expenses reimbursed	1,564	4,614
	Prepaid and other assets	3,359	2,355

	Total assets	4,529,587	2,328,663

Liabilities:	Investment advisory fees payable	1,562	894
	Due to broker	4,050	1,600
	Variation margin payable	-	1,100
	Redemption payable	9,085	6,677
	Professional fees	53,959	43,371
	Sub-transfer agent fees	2,593	2,578
	Reporting fees	7,134	3,694
	Directors’ fees	871	451
	Custodian fees	236	122
	Accrued expenses and other liabilities	1,328	806

	Total liabilities	80,818	61,293

Net Assets Applicable to Common Unitholders		$4,448,769	$2,267,370

Net Assets Applicable to Common Unitholders:
	Paid-in-Capital	$1,077	$771
	Total Distributable Earnings (Accumulated Loss)	4,447,692	2,266,599

	Net assets applicable to common unitholders	$4,448,769	$2,267,370

	Net assets per class:
	Class A units	$2,842,395	$2,267,370
	Class L units	1,606,374	-

	Net assets applicable to common unitholders	$4,448,769	$2,267,370

	Units outstanding at end of the year:
	Class A units	65,601	77,142

	Class L units	42,055	-

	Net asset value per unit:
	Class A units	$43.33	$29.39

	Class L units	$38.20	$-

	Maximum public offering price per unit:
	Class A units (net asset value divided by 0.95)	$45.61	$30.94

	Investments at cost	$3,192,064	$1,755,198

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	For the fiscal year ended March 31, 2025

Statement of Operations

		International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Investment income:	Interest from unaffiliated issuers	$429	$1,212	$1,515	$1,139
	Dividends	54,145	61,530	31,786	128,452
	Tax withheld	(9,995)	(6,266)	(3,473)	(13,879)
	Total income	$44,579	$56,476	$29,828	$115,712

Expenses:	Investment advisory fees	$24,952	$75,337	$89,143	$62,904
	Administration fees	3,752	11,320	13,401	9,450
	Sub-transfer agent fees	15,397	15,341	15,498	15,446
	Custodian fees	827	2,265	2,668	2,012
	Professional fees	28,856	59,884	71,189	53,255
	Directors’ fees and expenses	2,354	6,974	8,348	5,992
	Reporting fees	6,689	12,555	14,683	11,436
	Insurance expenses	1,613	4,306	4,994	4,030
	Other	1,053	2,580	3,292	2,863
	Total expenses	85,493	190,562	223,216	167,388
	Waived fees and reimbursed expenses*	(41,492)	(58,487)	(66,661)	(56,284)
	Net expenses after waived fees and reimbursed expenses	44,001	132,075	156,555	111,104

Net Investment Income (Loss):		578	(75,599)	(126,727)	4,608

Realized Gain (Loss) &	Net realized gain (loss) on investments	122,182	878,907	1,090,897	204,029
Unrealized Appreciation	Net realized gain (loss) on futures contracts	8,301	71,492	78,762	24,596
(Depreciation) on Investments and Futures Contracts:	Change in unrealized net appreciation (depreciation) on investments	37,552	(495,840)	(678,807)	205,017
	Change in unrealized net appreciation (depreciation) on futures contracts	(5,990)	(28,233)	(24,672)	(11,141)
	Net gain (loss) on investments and futures contracts	162,045	426,326	466,180	422,501

	Net increase (decrease) in net assets resulting from operations applicable to common unitholders	$162,623	$350,727	$339,453	$427,109

* Refer to Note 2 for expenses subject to future reimbursement by the Portfolios

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents	For the fiscal year ended March 31, 2025

Statement of Operations (concluded)

		Mid Cap	Small Cap
		Core Portfolio I	Core Portfolio I

Investment income:	Interest from unaffiliated issuers	$807	$511
	Dividends	50,130	29,712
	Tax withheld	(5,506)	(2,774)
	Total income	$45,431	$27,449

Expenses:	Investment advisory fees	$48,132	$28,330
	Administration fees	7,225	4,259
	Sub-transfer agent fees	15,432	15,358
	Custodian fees	1,504	866
	Professional fees	40,959	28,056
	Directors’ fees and expenses	4,445	2,585
	Reporting fees	9,009	6,279
	Insurance expenses	3,132	1,876
	Other	1,622	1,133
	Total expenses	131,460	88,742
	Waived fees and reimbursed expenses*	(47,192)	(38,955)
	Net expenses after waived fees and reimbursed expenses	84,268	49,787

Net Investment Loss:		(38,837)	(22,338)

Realized Gain (Loss) & Unrealized	Net realized gain (loss) on investments	114,977	57,154
Appreciation (Depreciation)	Net realized gain (loss) on futures contracts	(31,819)	(23,840)
on Investments and Futures	Change in unrealized net appreciation (depreciation) on investments	(357,520)	(66,176)
Contracts:	Change in unrealized net appreciation (depreciation) on futures contracts	(35,241)	(23,675)
	Net gain (loss) on investments and futures contracts	(309,603)	(56,537)

	Net increase (decrease) in net assets resulting from operations applicable to common unitholders	$(348,440)	$(78,875)

* Refer to Note 2 for expenses subject to future reimbursement by the Portfolios

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		International Portfolio I

		For the fiscal year	For the fiscal year
		ended March 31,	ended March 31, 2024
		2025
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$578	$5,781
	Net realized gain (loss) on investments	122,182	130,715
	Net realized gain (loss) on futures contracts	8,301	49,639
	Change in unrealized net appreciation (depreciation) on investments	37,552	87,618
	Change in unrealized net appreciation (depreciation) on futures contracts	(5,990)	(16,690)

	Net increase (decrease) in net assets resulting from operations	162,623	257,063

Dividends to Common

Unitholders From	Class A	(5,701)	(721)

Net Investment Income:

Units

transactions-net :	Class A	(224,651)	(691,124)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	(67,729)	(434,782)

	Balance at the beginning of the year	2,604,860	3,039,642

	Balance at the end of year	$2,537,131	$2,604,860

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Core Portfolio I

		For the fiscal year	For the fiscal year
		ended March 31, 2025	ended March 31, 2024
Increase (Decrease) in Net Assets:

	Net investment income ( loss)	$(75,599)	$(59,658)
	Net realized gain (loss) on investments	878,907	283,208
	Net realized gain (loss) on futures contracts	71,492	279,405
	Change in unrealized net appreciation (depreciation) on investments	(495,840)	1,354,340
	Change in unrealized net appreciation (depreciation) on futures contracts	(28,233)	(37,763)

	Net increase (decrease) in net assets resulting from operations	350,727	1,819,532

Units

transactions-net :	Class A	(932,556)	(573,240)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	(581,829)	1,246,292

	Balance at the beginning of the year	7,345,535	6,099,243

	Balance at the end of year	$6,763,706	$7,345,535

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Growth Portfolio I

		For the fiscal year	For the fiscal year
		ended March 31,	ended March 31, 2024
		2025
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(126,727)	$(107,374)
	Net realized gain (loss) on investments	1,090,897	770,270
	Net realized gain (loss) on futures contracts	78,762	466,738
	Change in unrealized net appreciation (depreciation) on investments	(678,807)	1,633,035
	Change in unrealized net appreciation (depreciation) on futures contracts	(24,672)	(79,669)

	Net increase (decrease) in net assets resulting from operations	339,453	2,683,000

Units

transactions-net :	Class A	(553,691)	(1,351,375)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	(214,238)	1,331,625

	Balance at the beginning of the year	8,530,821	7,199,196

	Balance at the end of year	$8,316,583	$8,530,821

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Large Cap Value Portfolio I

		For the fiscal year	For the fiscal year
		ended March 31, 2025	ended March 31, 2024
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$4,608	$17,243
	Net realized gain (loss) on investments	204,029	397,711
	Net realized gain (loss) on futures contracts	24,596	166,666
	Change in unrealized net appreciation (depreciation) on investments	205,017	(70,992)
	Change in unrealized net appreciation (depreciation) on futures contracts	(11,141)	(15,289)

	Net increase (decrease) in net assets resulting from operations	427,109	495,339

Dividends to Common
Unitholders From	Class A	(12,443)	(3,464)
Net Investment Income:	Class L	(4,366)	(171)

		(16,809)	(3,635)

Units	Class A	(489,708)	(1,086,590)
transactions-net :	Class L	3,710	146

		(485,998)	(1,086,444)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	(75,698)	(594,740)

	Balance at the beginning of the year	6,330,806	6,925,546

	Balance at the end of year	$6,255,108	$6,330,806

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Mid Cap Core Portfolio I

		For the fiscal year	For the fiscal year
		ended March 31, 2025	ended March 31, 2024
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(38,837)	$(42,331)
	Net realized gain (loss) on investments	114,977	275,680
	Net realized gain (loss) on futures contracts	(31,819)	134,843
	Change in unrealized net appreciation (depreciation) on investments	(357,520)	829,686
	Change in unrealized net appreciation (depreciation) on futures contracts	(35,241)	(8,569)

	Net increase (decrease) in net assets resulting from operations	(348,440)	1,189,309

Units

transactions-net :	Class A	(331,524)	(1,185,621)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	(679,964)	3,688

	Balance at the beginning of the year	5,128,733	5,125,045

	Balance at the end of year	$4,448,769	$5,128,733

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Statement of Changes in Net Assets		Small Cap Core Portfolio I

		For the fiscal year	For the fiscal year
		ended March 31, 2025	ended March 31, 2024
Increase (Decrease) in Net Assets:

	Net investment income (loss)	$(22,338)	$(20,615)
	Net realized gain (loss) on investments	57,154	(105,507)
	Net realized gain (loss) on futures contracts	(23,840)	51,775
	Change in unrealized net appreciation (depreciation) on investments	(66,176)	183,259
	Change in unrealized net appreciation (depreciation) on futures contracts	(23,675)	4,895

	Net increase (decrease) in net assets resulting from operations	(78,875)	113,807

Units

transactions-net :	Class A	(569,565)	(272,467)

Net Assets:
	Net increase (decrease) in net assets applicable to common unitholders	(648,440)	(158,660)

	Balance at the beginning of the year	2,915,810	3,074,470

	Balance at the end of year	$2,267,370	$2,915,810

The accompanying notes are an integral part of these financial statements.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

1.	Reporting Entity and Significant Accounting Policies:

Multi-Select Securities Fund for Puerto Rico Residents (the “Fund”) is a non-diversified open-end investment trust established under the laws of the Commonwealth of Puerto Rico (“Puerto Rico”) and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), as of May 19, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended. The Fund was incorporated on March 22, 2004, and commenced operations on June 22, 2004.

Since May 19, 2021, the Fund consists of six separately managed pools of assets (each a “Portfolio”). An investor may invest in one or more of the following Portfolios: International Portfolio I

Large Cap Core Portfolio I

Large Cap Growth Portfolio I

Large Cap Value Portfolio I

Mid Cap Core Portfolio I

Small Cap Core Portfolio I

Units of each Portfolio are offered separately. Each Portfolio’s investment objective is long-term growth of capital. There is no assurance that the Portfolios will achieve their investment objective.

Each Portfolio is divided into a Puerto Rico securities portion (the “Puerto Rico Securities Portion”) and an equity portion consisting of non-Puerto Rico equity securities (the “Equity Portion”). The Fund uses a variation of what has been termed a “multi manager” approach regarding the Equity Portion of each Portfolio. The Equity Portion of each Portfolio is managed by a sub-adviser. The Fund has established six accounts (each an “Account”) at JPMorgan Chase Bank, N.A. (each Portfolio’s sub-custodian). Each Portfolio has its own account and sub-advisory relationship. UBS Asset Managers of Puerto Rico (“UBS AMPR” or the “Investment Adviser”) established the specific investment style for each Account and chose the sub-advisers.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. Upon the Fund’s registration under the 1940 Act, it must now register its future offerings of securities under the Securities Act of 1933 (the “1933 Act”), as amended, absent an available exception. The Fund has suspended the trading of its securities pending registration under 1933 Act.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The Fund is an investment company that applies the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Net Asset Value per Unit

The net asset value (“NAV”) per unit of each Portfolio is determined daily by UBS Trust Company of Puerto Rico (“UBSTC” or the “Administrator” or the “Transfer Agent”) after the close of trading on the New York Stock Exchange (“NYSE”), or if such day is not a business day in New York or Puerto Rico, on the next succeeding business day. The NAV per unit is computed by dividing the total assets of each Portfolio, less its liabilities, by the total number of outstanding units of such Portfolio.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

Cash and Cash Equivalents

The Fund considers highly liquid investments with original maturities at the time of purchase of three months or less to be cash equivalents.

Valuation of Investments

The Fund’s portfolio securities are valued by UBSTC on the basis of valuations provided by pricing services or dealers which were approved by Fund management and the Board of Directors (the “Board”). Specifically, equity securities are valued based on the last quoted sales prices as of the close of trading on the valuation date. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The Investment Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held by the Fund. The Committee operates under pricing and valuation policies and procedures established by the Investment Adviser and approved by the Board. The policies and procedures set forth the mechanisms and processes to be employed on a daily basis related to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Committee reports to the Board on a regular basis. At March 31, 2025, no portfolio securities were fair valued by the Committee.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three broad levels listed below.

●

Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the assets occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

●

Level 2 - Significant inputs other than quoted prices included in Level 1 that are observable (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.), either directly or indirectly.

●

Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These are developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement. The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. Therefore, the estimated fair value may materially differ from the value that could actually be realized on sale.

The inputs or methodology used for valuing securities or assigning levels are not necessarily an indication of the risk associated with investing in those securities.

Following is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Equity securities and exchange traded funds: Equity securities and exchange traded funds with quoted market prices obtained from an active exchange market are classified as Level 1.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

Long Futures contracts: Long futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade and are classified as Level 1.

The following is a summary of the inputs used as of March 31, 2025, in valuing the Fund’s assets carried at fair value:

	Investments in Securities				Investments in Long Futures Contracts
Portfolios	Level 1	Level 2	Level 3	Sub-Total	Level 1	Total
	Common Stocks				Long Futures Contracts*
International Portfolio I	$2,043,354	-	-	$2,043,354	$(1,350)	$2,042,004
Large Cap Core Portfolio I	5,381,063	-	-	5,381,063	(3,683)	5,377,380
Large Cap Growth Portfolio I	6,814,941	-	-	6,814,941	660	6,815,601
Large Cap Value Portfolio I	5,018,334	-	-	5,018,334	26,975	5,045,309
Mid Cap Core Portfolio I	3,621,766	-	-	3,621,766	(1,710)	3,620,056
Small Cap Core Portfolio I	1,714,013	-	-	1,714,013	(2,700)	1,711,313

*

Includes cumulative appreciation (depreciation) of long futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities in variation margin receivable/payable.

There were no Level 3 securities for the fiscal year ended March 31, 2025.

No securities transferred between levels for the fiscal year ended March 31, 2025.

Taxation

Each Portfolio will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as each Portfolio intends to meet this distribution requirement, the income earned by each Portfolio is not subject to Puerto Rico income tax at the Fund level.

The current investments do not have foreign tax implications.

In addition, in the opinion of the Fund’s legal counsel, the Fund is not required to file a U.S. federal income tax return. Each Portfolio is, however, subject to a 30% U.S. federal income tax on certain types of income from sources within the United States, such as dividends and interest. However, interest that qualifies as “portfolio interest” is not subject to the 30% income tax. In addition, dividends from sources within the United States may qualify for a reduced 10% rate if certain conditions are met. Such income is reflected in the Statement of Operations net of the applicable U.S. federal tax withholding. Individual unitholders may be subject to an alternate basic tax on certain fund distributions. Puerto Rico entities taxed as corporations are entitled to claim a deduction of 85% of the amount received as dividends, but no greater than 85% of the corporation’s net income. Fund unitholders are advised to consult their own tax advisers.

Distributions to Unitholders

Each Portfolio intends to distribute to its unitholders substantially all of such Portfolio’s net income; provided, however, that such Portfolio may elect to distribute less of its net income if, in the judgment of the Investment Adviser, such reduced distribution is in the best economic interests of such Portfolio’s unitholders. Such distributions, if any, shall be paid by the Fund on no less than an annual basis. Distributions on units will be reinvested automatically in full or fractional units of the same Portfolio at the NAV per unit determined on the ex-dividend date.

Units Subscriptions and Redemptions

The Fund intends to offer two classes of units of Common Stock: Class A units and Class L units. Units are generally sold at their NAV, which is determined daily after the close of trading on the NYSE (or if such day is not a business day in New York or Puerto Rico, on the next succeeding business day). In the event that at any time there are no issued and outstanding units of a particular class of a Portfolio of the Fund, units of such class of such Portfolio will be sold at $10.00 per unit. Once any units of such class of such Portfolio are sold and the proceeds are invested by the Portfolio, and so long as any units of such class of such Portfolio are

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

outstanding, all future sales of units of such class of such Portfolio shall be sold at NAV. Assuming that there are outstanding units of each class for each Portfolio, (i) Class A units are sold at NAV with an initial sales charge of up to 5.00% and are only available to investors investing more than $5,000, with a minimum of $500 in a given Portfolio and are subject to a minimum balance requirement of $500 in a given Portfolio and (ii) Class L units are sold at NAV with no initial sales charge and are available to investors investing more than $1,000,000, with a minimum of $500 in a given Portfolio, and are subject to a minimum balance requirement of $500 in a given Portfolio. Subsequent purchases of Class A and Class L units in a given Portfolio must be made in amounts of at least $100.

No redemption fees were collected from Class A and Class L for the fiscal year ended March 31, 2025.

Long Futures Contracts

Long futures contracts provide for the future exchange of a specified security at a specified future time and at a specified price. Stock index long futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Upon entering into a financial long futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss which includes the daily variation margin until the contract is closed out, at which time the Fund realizes a gain or loss. There are several risks accompanying the utilization of long futures contracts. First, positions in long futures contracts may be closed only on an exchange. While the Fund plans to utilize long futures contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time.

Furthermore, because, by definition, long futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close long futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and the futures market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in long futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a long futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of long futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Long futures contract prices have occasionally moved to the daily limit on several consecutive trading days with little or no trading, thereby preventing prompt liquidation of long futures positions and subjecting some long futures traders to substantial losses.

The Portfolios enter into stock index long futures contracts that are traded on public exchanges. By investing in long futures contracts, the Investment Adviser attempts to achieve a risk and return profile for the Portfolios that approximates the result that might be achieved by investing the assets of the Puerto Rico Securities Portion in the securities comprising the stock index used as a benchmark for the relevant investment strategy and investing the assets of the Equity Portion in the assets selected by the sub-advisers or the Investment Adviser, as the case may be.

Other

Investment transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Realized gains and losses on investment transactions are determined on the average cost method for the long futures contracts, equity securities, and exchange traded funds. Interest income is accrued on a daily basis, except when collection is not expected. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Dividends received from entities outside Puerto Rico are presented net of any applicable withholding taxes.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

Income and expenses of each Portfolio, other than class-specific expenses, and realized and unrealized gains and losses on investments, are allocated daily to each class of units based upon the NAV of outstanding units of each class at the beginning of the day. Fund expenses are allocated between each Portfolio based upon the total assets of each Portfolio.

2.	Investment Advisory, Administrative, Custodian, Distribution, Unit Holder Servicing, and Transfer Agency Agreements, and Other Transactions with Affiliates

Investment Advisory Fees

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser to provide investment advisory services to the Fund in exchange for a fee not to exceed 1.00% of each Portfolio’s average weekly net assets. UBS AMPR provides day-to-day management of the Puerto Rico Securities Portion of each Portfolio. With respect to the Equity Portion of each Portfolio, which consists entirely of non-Puerto Rico securities, the Fund has entered into investment sub-advisory agreements with various sub-advisers.

The sub-advisers for the Equity Portion of each Portfolio are the following:

Portfolios	Portfolio Manager

International Portfolio I	Cambiar Investors, LLC
Large Cap Core Portfolio I	Atalanta Sosnoff Capital, LLC
Large Cap Growth Portfolio I	Winslow Capital Management, LLC
Large Cap Value Portfolio I	The London Company of Virginia, LLC
Mid Cap Core Portfolio I	The London Company of Virginia, LLC
Small Cap Core Portfolio I	Cambiar Investors, LLC

These sub-advisers are responsible for the day-to-day investment management of the Equity Portion of each Portfolio. From the total advisory fee, the Investment Adviser pays the sub-advisers a fee in accordance with the terms of the respective sub-advisory agreements.

For the fiscal year ended March 31, 2025, gross, waived, and net investment advisory fees, calculated as a percentage of average weekly net assets, are indicated below:

	International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Annual Gross Fees	$24,952	$75,337	$89,143	$62,904
Fees waived by Investment Adviser	(14,971)	(45,202)	(53,486)	(37,743)

Net fees	$9,981	$30,135	$35,657	$25,161

Effective annual rate	0.40%	0.40%	0.40%	0.40%

	Mid Cap Core Portfolio I	Small Cap Core Portfolio I

Annual Gross Fees	$48,132	$28,330
Fees waived by Investment Adviser	(28,879)	(16,998)

Net fees	$19,253	$11,332

Effective annual rate	0.40%	0.40%

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

Administration Fees

UBSTC also provides administrative, custody, and transfer agency services (collectively “Administration Fees”) pursuant to Administration, Custodian and Transfer Agency, Registrar, and Shareholder Servicing Agreements. The transfer agent has engaged BNY Mellon Investment Servicing US Inc. (“BNYM”) to act as recordkeeping and shareholder servicing agent for the Fund. The compensation paid by the Fund to the transfer agent under the Transfer Agency, Registrar, and Shareholder Servicing Agreement is equal to the compensation that the transfer agent is required to pay to BNYM, from time to time, for services to the Fund. UBSTC provides facilities and personnel to the Fund for the performance of Administrator duties. The administration fees will not exceed 0.15% of the Portfolio’s average weekly net assets. For the fiscal year ended March 31, 2025, gross, waived, and net administration fees, calculated as a percentage of average weekly net assets, are indicated below:

	International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Annual Gross Fees	$3,752	$11,320	$13,401	$9,450
Fees waived by Administrator	(3,752)	(11,320)	(13,401)	(9,450)

Net fees	$-	$-	$-	$-

Effective annual rate	0.00%	0.00%	0.00%	0.00%

	Mid Cap Core Portfolio I	Small Cap Core Portfolio I

Annual Gross Fees	$7,225	$4,259
Fees waived by Administrator	(7,225)	(4,259)

Net fees	$-	$-

Effective annual rate	0.00%	0.00%

Expense Limitation Agreement

UBSTC and the Fund have entered into an agreement (the “Expense Limitation Agreement”) whereby UBSTC agrees to reduce its compensation as set forth in the Investment Advisory Agreement and to assume all or a portion of the ordinary operating expenses of the Fund (subject to future reimbursement by the Fund), including but not limited to shareholder services, custodial and transfer agency fees, legal, regulatory, and accounting fees, printing costs, and registration fees, but excluding distribution and service (12b-1) fees, taxes, leverage, interest, brokerage commissions, dividends or interest expenses on short positions acquired fund fees and expenses and extraordinary expenses (collectively, the “Other Expenses”) to the extent necessary to maintain the Fund’s total annual fund operating expenses less Other Expenses at a level which is no greater than 1.75% of the daily gross assets attributable to the various classes. UBSTC shall be entitled to recoup such amounts as such time as the net total expenses for the Fund fall below the expense limitation for the annual period, provided that (i) such recoupment does not cause the Fund’s net total expenses to exceed (a) the expense limitation at the time the fees are waived or (b) the expense limitation in effect at the time of such reimbursement and (ii) the recoupment is made within three years of the date as of which UBSTC reduced its compensation and/or assumed the expense. The recoupment of prior year expenses totaled $11,992 for the fiscal year ended March 31, 2025. The excess expenses potentially reimbursable by UBSTC at March 31, 2025, are approximately $424,000 and are distributed as reflected in the table that follows. The Expense Limitation Agreement is effective through June 30, 2025, and may be renewed for successive one-year periods.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

International Portfolio I	03/31/26	03/31/27	03/31/28	Large Cap Core Portfolio I	03/31/26	03/31/27	03/31/28

Class A units	$15,370	$43,006	$22,769	Class A units	$8,375	$32,825	$2,735
Class L units	-	-	-	Class L units	3,383	14,695	1,468

Total	$15,370	$43,006	$22,769		$11,758	$47,520	$4,203

Large Cap Growth Portfolio I	03/31/26	03/31/27	03/31/28	Large Cap Value Portfolio I	03/31/26	03/31/27	03/31/28

Class A units	$9,687	$36,598	$5,453	Class A units	$13,380	$29,046	$6,433
Class L units	2,976	13,710	2,392	Class L units	4,079	10,510	2,658

Total	$12,663	$50,308	$7,845		$17,459	$39,556	$9,091

Mid Cap Core Portfolio I	03/31/26	03/31/27	03/31/28	Small Cap Core Portfolio I	03/31/26	03/31/27	03/31/28

Class A units	$11,689	$27,389	$8,311	Class A units	$15,350	$42,191	$17,698
Class L units	4,001	12,353	4,457	Class L units	-	-	-

Total	$15,690	$39,742	$12,768		$15,350	$42,191	$17,698

The net effect of the Expense Limitation Agreement was to decrease the operating expenses of the Fund and increase net investment income for the fiscal year ended March 31, 2025.

Directors’ Fees

Certain Fund officers are also officers of UBSTC. The six independent directors of the Fund’s Board are paid based upon an agreed fee of $1,000 per fund for attendance at each quarterly Board meeting, $500 for attendance at a special Board meeting, and $500 per fund for each Audit Committee meeting. For the fiscal year ended March 31, 2025, the independent directors of the Fund were paid an aggregate compensation and expenses of $30,698. The Directors fee payable amounted to $6,000 as of March 31, 2025.

Other Transactions

During the fiscal year ended March 31, 2025, all purchases and sales of equity securities were investments in unaffiliated parties.

Affiliate-Other:

The Fund has cash due from UBSTC amounting to $5,186,772, consisting of a cash portion that is invested in an overnight swift account for operational purposes, as follows:

Portfolio	Due from affiliate
International Portfolio I	$394,482
Large Cap Core Portfolio I	1,142,338
Large Cap Growth Portfolio	1,399,732
Large Cap Value Portfolio I	1,073,149
Mid Cap Core Portfolio I	715,109
Small Cap Core Portfolio I	461,962

3.  Unit Transactions

Unit transactions for the fiscal years ended March 31, 2025, and March 31, 2024, were as follows:

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

International Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2025		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(22,010)	(229,177)	(72,454)	(691,668)
Units Reinvested	432	4,526	57	544
Net decrease from capital share transactions	(21,578)	$(224,651)	(72,397)	$(691,124)

Large Cap Core Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2025		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(21,418)	(932,556)	(15,990)	(573,240)
Net decrease from capital share transactions	(21,418)	$(932,556)	(15,990)	$(573,240)

Large Cap Growth Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2025		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold		$-	-	$-
Units Redeemed	(10,585)	(553,691)	(33,277)	(1,351,375)
Net decrease from capital share transactions	(10,585)	$(553,691)	(33,277)	$(1,351,375)

Large Cap Value Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2025		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(19,094)	(498,257)	(46,553)	(1,089,052)
Units Reinvested	338	8,549	106	2,462
Net decrease from capital share transactions	(18,756)	$(489,708)	(46,447)	$(1,086,590)

Class L:
Units Sold	-	$-	-	$-
Units Redeemed	-	-	-	-
Units Reinvested	152	3,710	22	146
Net decrease from capital share transactions	152	$3,710	22	$146

Mid Cap Core Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2025		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(7,431)	(331,524)	(29,181)	(1,185,621)
Net decrease from capital share transactions	(7,431)	$(331,524)	(29,181)	$(1,185,621)

Small Cap Core Portfolio I:
	For the fiscal year ended		For the fiscal year ended
	March 31, 2025		March 31, 2024
	Units	Amount	Units	Amount

Class A:
Units Sold	-	$-	-	$-
Units Redeemed	(19,095)	(569,565)	(9,649)	(272,467)
Net decrease from capital share transactions	(19,095)	$(569,565)	(9,649)	$(272,467)

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

Since April 2016, there are no Class L units outstanding for the International Portfolio I. However, Class L units are presently offered for purchase at a par value of $10.00 per unit.

Since December 2018, there are no Class L units outstanding for the Small Cap Core Portfolio. However, Class L units are presently offered for purchase at a par value of $10.00 per unit.

4. Securities Transactions

The cost of portfolio securities purchased and proceeds from sales of portfolio securities for the fiscal year ended March 31, 2025, were as follows:

Portfolios	Purchases	Sales

International Portfolio I	$731,254	$739,921
Large Cap Core Portfolio I	3,011,378	3,135,864
Large Cap Growth Portfolio I	5,839,283	5,196,718
Large Cap Value Portfolio I	414,531	502,737
Mid Cap Core Portfolio I	406,638	552,288
Small Cap Core Portfolio I	133,902	510,327

5. Long Futures Contracts

The Fund engaged in the following transactions as of March 31, 2025, related to long futures contracts:

International Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2024	4	$466,500	$4,640	$-	$1,700
Purchases	13	1,549,470
Sales	(14)	(1,651,710)
Balance at end of the year*	3	$364,260	$(1,350)	$-	$2,880
* At March 31, 2025, the Portfolio had 3 Equity Index E-Mini MSCI EAFE long futures contracts that expire on June 20, 2025.

Large Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2024	4	$1,036,750	$24,550	$-	$7,512
Purchases	14	4,023,165
Sales	(15)	(4,209,219)
Balance at end of the year*	3	$850,696	$(3,683)	$5,475	$-
* At March 31, 2025, the Portfolio had 3 Equity Index E-Mini S&P 500 long futures contracts that expire on June 20, 2025.

Large Cap Growth Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2024	8	$1,349,068	$25,332	$-	$4,112
Purchases	27	5,185,160
Sales	(29)	(5,434,428)
Balance at end of the year*	6	$1,099,800	$660	$1,740	$-
* At March 31, 2025, the Portfolio had 6 Equity Index Russell 1000 Mini long futures contracts that expire on June 20, 2025.

Large Cap Value Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Gain (Loss)	Variation Margin
				Asset	Liability
Balance at March 31, 2024	13	$1,120,834	$38,118	$-	$164
Purchases	45	4,091,720
Sales	(48)	(4,307,429)
Balance at end of the year*	10	$905,125	$26,975	$9,100	$-
* At March 31, 2025, the Portfolio had 10 Equity Index Russell 1000 Mini long futures contracts that expire on June 20, 2025.

Mid Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Loss	Variation Margin
				Asset	Liability
Balance at March 31, 2024	3	$889,479	$33,531	$31,251	$-
Purchases	8	2,462,140
Sales	(9)	(2,762,209)
Balance at end of the year*	2	$589,410	$(1,710)	$2,340	$-
* At March 31, 2025, the Portfolio had 2 Equity Index E-Mini S&P Midcap 400 long futures contracts that expire on June 20, 2025.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

Small Cap Core Portfolio I	No. of Contracts	Notional Amount at Cost	Net Unrealized Loss	Variation Margin
				Asset	Liability
Balance at March 31, 2024	5	$515,300	$20,975	$925	$-
Purchases	16	1,738,490
Sales	(17)	(1,845,790)
Balance at end of the year*4		$408,000	$(2,700)	$-	$1,100
* At March 31, 2025, the Portfolio had 4 Equity Index Russell 2000 Mini long futures contracts that expires on June 20, 2025.

The following table represents the average underlying notional amount of long futures contracts during the year:

Portfolio	Average Notional Amount
International Portfolio I	$410,003
Large Cap Core Portfolio I	1,052,260
Large Cap Growth Portfolio I	1,349,844
Large Cap Value Portfolio I	1,083,213
Mid Cap Core Portfolio I	682,029
Small Cap Core Portfolio I	459,232

The long futures contracts for each Portfolio are managed by UBS AMPR. These long futures contracts are equity contracts. The following tables present the effect of long futures contracts on the Statement of Operations for the fiscal year ended March 31, 2025, by underlying risk exposure:

Amount of net realized gain (loss) and unrealized net appreciation (depreciation) on long futures contracts recognized in income:

Portfolio	Risk Exposure	Derivative Contract	Net Realized Gain (Loss)	Change in Unrealized Net Appreciation (Depreciation)
International Portfolio I	Equity Index	Futures contract	$8,301	$(5,990)
Large Cap Core Portfolio I	Equity Index	Futures contract	71,492	(28,233)
Large Cap Growth Portfolio I	Equity Index	Futures contract	78,762	(24,672)
Large Cap Value Portfolio I	Equity Index	Futures contract	24,596	(11,141)
Mid Cap Core Portfolio I	Equity Index	Futures contract	(31,819)	(35,241)
Small Cap Core Portfolio I	Equity Index	Futures contract	(23,840)	(23,675)

The following table presents the amount of cash pledged as collateral for futures contracts on the Statement of Assets and Liabilities as of March 31, 2025:

Portfolio	Cash Restricted for Future Contracts
International Portfolio I	$47,590
Large Cap Core Portfolio I	118,660
Large Cap Growth Portfolio I	170,065
Large Cap Value Portfolio I	123,911
Mid Cap Core Portfolio I	100,234
Small Cap Core Portfolio I	79,598

6. Concentration of Risk

Concentration of risk that arises from financial instruments exists for groups of investments or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

The major concentration of risk arises from the Fund’s investment securities in relation to the location of the issuers or the industries they are engaged in. The concentration by location of issuers and by industries is shown in the Schedule of Investments. At March 31, 2025, the Fund had cash due from UBSTC consisting of a time deposit open account with Citibank Puerto Rico with an aggregate market value as follows:

Portfolios	Puerto Rico Investments	% of Net Assets

International Portfolio I	$394,482	15.55%
Large Cap Core Portfolio I	1,142,338	16.89%
Large Cap Growth Portfolio I	1,399,732	16.83%
Large Cap Value Portfolio I	1,073,149	17.16%
Mid Cap Core Portfolio I	715,109	16.07%
Small Cap Core Portfolio I	461,962	20.37%

These deposits were issued by entities located in Puerto Rico and are not guaranteed by the U.S. government or any of its subdivisions. However, they are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000.

Each Portfolio intends to invest at least 20% of its total assets in equity or taxable fixed-income securities, including cash equivalents, issued by Puerto Rico entities (i.e.; the “Puerto Rico Securities Portion”), and such investments will normally consist of cash equivalents. Therefore, the Fund is more susceptible to factors affecting issuers of Puerto Rico securities than an investment company that is not concentrated in Puerto Rico securities to such degree. However, if any Portfolio is unable to procure sufficient taxable securities issued by Puerto Rico issuers which meet the Portfolio’s investment criteria, in the opinion of the Investment Adviser, the Portfolio may acquire taxable securities of non-Puerto Rico issuers (i.e., the 50 States comprising the United States) which satisfy the Portfolio’s investment criteria, provided this does not result in a change to the tax considerations to Portfolio unitholders.

Common stocks and other similar equity securities generally are the riskiest investments in a company and they fluctuate in value more than bonds. A Portfolio could lose all of its investment in a company’s stock.

Certain entities or individuals currently may own (beneficially or of record) or control 5% or more of the units of the International Portfolio I, Large Cap Core Portfolio I, Large Cap Growth Portfolio I, Large Cap Value Portfolio I, Mid Cap Core Portfolio I, and Small Cap Core Portfolio I. Redemptions by these entities or individuals of their holdings in one or more of these Portfolios may impact such Portfolio’s liquidity and NAV. These redemptions may also force such Portfolio to sell securities.

7. Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments. Some of these requirements and limitations are imposed by statute or by regulation while others are imposed by procedures established by the Board. The most significant requirements and limitations are discussed below.

Each Portfolio intends to invest up to 80% of its total assets in common stocks and other equity securities of U.S. or foreign companies and intends to invest at least 20% of its total assets in equity or taxable fixed-income securities issued by Puerto Rico entities. The Fund’s Investment Adviser will manage the Puerto Rico Securities Portion of each Portfolio directly.

Securities held in each Portfolio may be issued by Puerto Rico or U.S. issuers; generally the Portfolios invest primarily in securities of U.S. issuers, with the exception of the International Portfolio I, which primarily invests in sponsored or unsponsored American Depositary Receipts (“ADRs”) representing interests in securities of foreign issuers and foreign stocks.

Each Portfolio may make certain short-term high-quality investments of up to 100% of its assets for temporary or defensive purposes, subject to certain conditions. Temporary investments of each Portfolio will be invested in money market funds or other temporary investments and may lend its securities to qualified buyers. Each Portfolio also may invest in repurchase agreements, derivative instruments, and when issued and delayed delivery securities with respect to its Puerto Rico Securities Portion. In addition, the Fund, on behalf of a

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

Portfolio, may borrow money in an amount up to 5% of such Portfolio’s total assets for temporary purposes and to meet redemptions.

8. Components of Distributable Earnings (Accumulated Losses)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities was as follows:

	International	Large Cap	Large Cap	Large Cap
	Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Cost of Investments	$1,759,030	$3,424,399	$5,252,553	$3,317,873

Gross appreciation	$395,346	$2,036,313	$1,654,389	$1,876,048
Gross depreciation	(111,022)	(79,649)	(92,001)	(175,587)

Net appreciation (depreciation)	284,324	1,956,664	1,562,388	1,700,461

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Cost of Investments	$3,192,064	$1,755,198

Gross appreciation	$778,475	$285,443
Gross depreciation	(348,773)	(326,628)

Net appreciation (depreciation)	429,702	(41,185)

The Fund’s policy, as stated in the Prospectus, is to distribute substantially all net income. In order to maintain a stable level of dividends, however, the Fund may at times pay more or less the net income earned in a particular year.

The undistributed net income (loss) and components of total distributable (accumulated losses) at the fiscal years ended March 31, 2025, and March 31, 2024, were as follows:

March 31, 2025:

	International	Large Cap	Large Cap	Large Cap
	Portfolio I	Core Portfolio I	Growth Portfolio I	Value Portfolio I

Undistributed net income (loss) at the end of the year	$36,842	$(762,081)	$(1,523,747)	$(80,904)
Accumulated net realized gain (loss) from investment and futures	100,446	5,571,258	8,275,582	4,606,246
Unrealized net appreciation (depreciation) from investment and futures	282,973	1,952,981	1,563,049	1,727,437

Total Distributable Earnings (Accumulated Loss)	$420,261	$6,762,158	$8,314,884	$6,252,779

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Undistributed net income (loss) at the end of the year	$(796,090)	$(571,989)
Accumulated net realized gain (loss) from investment and futures	4,815,790	2,882,473
Unrealized net appreciation (depreciation) from investment and futures	427,992	(43,885)

Total Distributable Earnings (Accumulated Loss)	$4,447,692	$2,266,599

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

March 31, 2024:

	International Portfolio I	Large Cap Core Portfolio I	Large Cap Growth Portfolio I	Large Cap Value Portfolio I

Undistributed net income (loss) at the end of the year	$41,964	$(686,476)	$(1,397,020)	$(68,698)
Accumulated net realized gain (loss) from investment and futures	(30,036)	5,553,195	7,659,509	4,863,428
Unrealized net appreciation (depreciation) from investment and futures	251,411	2,477,054	2,266,527	1,533,560

Total Distributable Earnings (Accumulated Loss)	$263,339	$7,343,773	$8,529,016	$6,328,290

	Mid Cap	Small Cap Core
	Core Portfolio I	Portfolio I

Undistributed net income (loss) at the end of the year	$(757,253)	$(549,648)
Accumulated net realized gain (loss) from investment and futures	5,064,082	3,418,530
Unrealized net appreciation (depreciation) from investment and futures	820,753	45,966

Total Distributable Earnings (Accumulated Loss)	$5,127,582	$2,914,848

9. Risks and Uncertainties

The Fund and its Portfolios are exposed to various types of risks, such as portfolio manager oversight, conflict of interest, equity, geographic concentration, industry concentration, futures, fixed income securities, non-diversification, fund of funds and bankruptcy risks, among others. This list is qualified by reference to the more detailed information provided in the offering documentation for the securities issued by the Fund.

Investment and Market Risk. Each Portfolio’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including, among other things, (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general.

Puerto Rico and other countries and regions in which the Fund may invest where the Investment Adviser has offices or where the Fund or the Investment Adviser otherwise do business are susceptible to natural disasters (e.g., fire, flood, earthquake, storm and hurricane), epidemics/pandemics or other outbreaks of serious contagious diseases. The occurrence of a natural disaster or epidemic/pandemic could, directly or indirectly, adversely affect and severely disrupt the business operations, economies and financial markets of many countries (even beyond the site of the natural disaster or epidemic/pandemic) and could adversely affect the Fund’s investment program or the Investment Adviser’s ability to do business. In addition, terrorist attacks, or the fear of or the precautions taken in anticipation of such attacks, could, directly or indirectly, materially and adversely affect certain industries in which the Fund invests or could affect the countries and regions in which the Fund invests, where the Investment Adviser has offices or where the Fund or the Investment Adviser otherwise do business. Other acts of war (e.g., war, invasion, acts of foreign enemies, hostilities and insurrection, regardless of whether war is declared) could also have a material adverse impact on the financial condition of industries or countries in which the Fund invests.

In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Portfolios. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain and could affect companies worldwide. A pandemic or any other outbreak of an infectious disease or serious environmental or public health concern could have, a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact the Portfolios. To the extent the Portfolios are overweight in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

Portfolio Risk. There is no assurance that the investment approaches used by the Investment Adviser or the Equity Portion Portfolio Managers selected by the Investment Adviser will be successful, and certain Portfolios may be more or less successful than others. The overall benefit of an investment in the Fund also may depend on the investor’s choices among the Portfolios.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

Conflicts of Interest Risk. The Investment Adviser (and its affiliates) may have interests that compete with those of the Fund and the Portfolios, for example, because they may engage in transactions directly with the Fund, subject to applicable law. Those entities and the Equity Portion Portfolio Managers also may have interests in, or business relationships with, a company in which the Portfolio invests, and those interests may conflict with those of the Portfolio.

Equity Risk. Common stocks and other similar equity securities generally are more risky investments in a company and they fluctuate in value more than bonds. The Portfolios could lose all of their investment in a company’s stock.

Foreign Securities Risk. The International Portfolio I invests primarily in ADRs representing interests in securities of foreign issuers. While ADRs are not necessarily denominated in the currencies of the foreign securities that they represent, they are subject to many of the risks associated with foreign securities. Such risks can increase the chances that the applicable Portfolio will lose money. These risks include difficulties in pricing securities, defaults on foreign government securities, difficulties enforcing favorable legal judgments in foreign courts and political and social instability. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Puerto Rico Concentration Risk. Under normal conditions, the Portfolio will invest the Puerto Rico Securities Portion in cash equivalents. However, to the extent the Portfolios invest in other Puerto Rico securities, they will be more susceptible to economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than funds that invest to a lesser degree in Puerto Rico issuers. There presently are a limited number of participants in the market for certain securities of Puerto Rico issuers. As a result, changes in the market value of a single investment in the Puerto Rico Securities Portion of the Portfolios could cause significant fluctuations in the Portfolios’ NAV. In addition, the investments in the Puerto Rico Securities Portion had previously been concentrated in the stocks of Puerto Rico financial services companies. Because market risk may affect a single issuer, industry (such as Puerto Rico financial services companies), or sector of the economy, the Portfolios may experience greater price volatility than if they held more diversified investments.

In addition, certain Puerto Rico Securities may have periods of illiquidity. These factors may affect the Portfolio’s ability to acquire or dispose of such securities, as well as the price paid or received upon such acquisition or disposition. In addition, investment by the Portfolios in such securities is subject to their availability in the open market.

Futures. The Portfolios may invest a portion of their Equity Portion in futures contracts in the relevant stock index for each Portfolio. There are several risks accompanying the utilization of futures contracts. First, positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Portfolios plan to utilize futures contracts only if an active market for such contracts exists, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels or valuation, market circumstances may result in there being a discrepancy between the price of the future and the movement in the underlying instrument or index. The absence of a perfect price correlation between the futures contract and its underlying instrument or index could stem from investors choosing to close futures contracts by offsetting transactions rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

Derivatives Risk. The Portfolios may use financial instruments referred to as derivatives with respect to their respective Puerto Rico Securities Portion, which derive their value from another security, a commodity (such as gold or oil), or an index (a measure of value or rates). The Portfolios’ investments in derivatives may fall more rapidly than other investments. Derivatives, because of their increased volatility and potential leveraging effect, may adversely affect the Portfolios. For example, investments in derivatives linked to an equities or commodities index may subject a Portfolio to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss. If a Portfolio invests in derivative instruments, it could lose more than the principal amount invested. For example, investments in futures involve the risk of imperfect correlation between movements in the price of such futures and movements in the price of the underlying securities or interest rates.

Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value at-risk. To ensure compliance with this Rule, the Fund has adopted policies and procedures as a limited derivatives user. This Fund limits its derivative exposure to 10% of its net assets, therefore, will not be required to adopt a full derivative risk management program and would not be subject to the Rule 18f-4’s Board oversight and reporting requirements. The Fund still must adopt policies and procedures reasonably designed to manage the Fund’s level of derivatives risk. Also, the Fund should be required to manage its derivatives risk, including, but not limited to, leverage risk, market risk, liquidity risk, counterparty risk, operational risk, legal risk, and any risks that the Investment Adviser deems material. Such risk management includes daily monitoring of the Fund’s derivatives exposure.

Credit and Interest Rate Risks. Each Portfolio is authorized with respect to its Puerto Rico Securities Portion to invest in bonds and other income-producing securities, such as preferred stock. These securities are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond’s value may decline if the market anticipates that the issuer has become less able, or less willing, to make payments on time. Even high-quality bonds are subject to some credit risk. However, credit risk is higher for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. The Portfolios may invest in preferred stock and subordinated debt of Puerto Rico issuers that may be unrated or rated below investment grade, provided that either (i) the issuer of such preferred stock or subordinated debt has senior unsecured debt rated investment grade by a nationally recognized statistical rating organization or (ii) if such issuer does not have senior unsecured debt rated investment grade, the Fund’s Investment Adviser or sub-advisers determine that such issuer’s senior unsecured debt is of comparable credit quality. The Portfolios also may invest in other debt securities rated below investment grade, or that the Fund’s Investment Adviser or sub-advisers determine to be below investment grade quality, provided that the amount invested in such debt securities may not exceed 5% of the Puerto Rico Securities Portion of each Portfolio’s total assets.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise and that the value of a Portfolio’s investments in bonds will fall as a result.

Illiquid Securities Risk. The Portfolios may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Portfolio may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities. It is presently anticipated that illiquid investments may be made with respect to the Puerto Rico Securities Portion of the Portfolio.

Segregation of Portfolios. The Fund intends to segregate the assets of each Portfolio so that an investor has the exclusive right to the assets, income, and profits from the Portfolio(s) in which it invests, and only bear the expenses, deductions, and costs properly attributable or allocated to those Portfolio(s).

The Fund also intends that creditors of any Portfolio only will have recourse to the assets in that Portfolio. There can be no assurance, however, that efforts to affect this segregation of assets and liabilities will be successful, nor that a court, in the event of the Fund’s or a Portfolio’s bankruptcy, would regard the Portfolios as separate entities for purposes of determining the bankruptcy estate.

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

Equity Portion Portfolio Manager Oversight Risks. Because the Equity Portion Portfolio Manager or other sub-adviser engaged directly by the Investment Adviser, makes trading decisions on behalf of the Portfolios independently, the Investment Adviser may not always have access to information concerning the securities positions of the Portfolios at a given point in time. Delays in receipt of such information may hinder the Investment Adviser’s oversight of the Equity Portion Portfolio Manager and/or sub-advisers.

Mid and Small Cap Company Risk. The Mid Cap Core Portfolio I and the Small Cap Core Portfolio I may invest to a significant degree in common stocks of mid and small cap companies, respectively. These companies present greater risks because they generally are more vulnerable to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

Russia-Ukraine Conflict Risk. The Russian Federation invaded Ukraine on February 24, 2022. Geopolitical tensions have risen significantly in response and the United States, the United Kingdom, European Union member states, and other countries have imposed economic sanctions on the Russian Federation, parts of Ukraine, as well as various designated parties. As further military conflicts and economic sanctions continue to evolve, it has become increasingly difficult to predict the impact of these events or how long they will last. Depending on direction and timing, the Russian Federation-Ukraine conflict may significantly exacerbate the normal risks associated with the Fund and its Portfolios, and result in adverse changes to, among other things: (i) general economic and market conditions; (ii) shipping and transportation costs and supply chain constraints; (iii) interest rates, currency exchange rates, and expenses associated with currency management transactions; (iv) demand for investments; (v) available credit in certain markets; (vi) import and export activity from certain markets; and (vii) laws, regulations, treaties, pacts, accords, and governmental policies. Economic and military sanctions related to the Russian Federation-Ukraine conflict, or other conflicts, have the potential to gravely impact markets, global supply and demand, import/export policies, and the availability of labor in certain markets. There is no guarantee that such sanctions and economic actions will abate or that more restrictive measures will not be put in place in the near term. Moreover, it is expected that the Russian Federation-Ukraine military conflict could spark further sanctions and/or military conflicts which will impact other regions. The foregoing could seriously impact the Fund’s operations, its ability to realize its investment objectives in a timely manner, and the performance of the Portfolios.

10. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not had prior claims or losses for indemnifications and expects the risk of loss to be remote.

11. Subsequent Events

Events and transactions from April 1, 2025, through May 30, 2025 (the date the financial statements were available to be issued), have been evaluated by management for subsequent events. Management has determined that there were no material events that would require adjustment to or additional disclosure in the Fund’s financial statements through this date, except as disclosed below:

Dividends:

On May 14, 2025, the Board declared an ordinary net investment gain dividend in the issued and outstanding Class A and Class L unites of the Fund. Refer to table below for a detail of dividends declared:

	Class A		Class L
	Amount	Per Unit	Amount	Per Unit
International Portfolio I	$575	$0.00300	$-	$-
Large Cap Value Portfolio I	3,250	0.02055	1,355	0.01889

Multi-Select Securities Fund for Puerto Rico Residents

Notes to Financial Statements

For the fiscal year ended March 31, 2025

The dividends declared above were subject to a 15% tax withholding and the net after tax dividend will be paid on May 22, 2025, to the holders of record of the issued and outstanding Class A and Class L units of the respective Portfolio on May 14, 2025.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Multi-Select Securities Fund for Puerto Rico Residents

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of International Portfolio I, Large Cap Core Portfolio I, Large Cap Growth Portfolio I, Large Cap Value Portfolio I, Mid Cap Core Portfolio I, and Small Cap Core Portfolio I (the six funds constituting the Multi-Select Securities Fund for Puerto Rico Residents, hereafter referred to as the “Funds”), including the schedule of investments, as of March 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at March 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

May 30, 2025

OTHER INFORMATION (Unaudited)

Unitholder Meeting

The overall management of the business and affairs of the Fund is vested with UBS Trust Company of Puerto Rico, as the trustee of the Fund (the “Trustee”) and the Board of Directors. The Fund does not hold annual or other regular meetings of unitholders for the purpose of electing directors or otherwise. The unitholders do not have the right to elect directors, except if less than 50% of all directors then holding office shall have been initially designated to such office by the Trustee or elected to such office by the holders of the outstanding units of the Fund. At such election meeting, directors shall be elected to succeed those directors who have been elected by the Board of Directors since the previous election meeting, so that at least 66 2/3% of the Directors holding office shall have been elected by the unitholders.

At inception of the Fund, the initial members of the Board of Directors were appointed by the Trustee and UBS Financial Services Inc. Subsequently, upon the occurrence of any vacancy and in accordance with the Fund’s Deed of Trust, as amended, such vacancy was filled by appointment by a majority of the remaining members of the Board of Directors or, if an independent director, by appointment by a majority of the remaining independent directors, or by unitholders when so required by the Deed of Trust.

INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley Austin, LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper (Puerto Rico) LLC

500 Calle de la Tanca, Ochoa Building Suite 401

San Juan, Puerto Rico 00901-1969

INDEPENDENT AUDITORS

Ernst & Young LLP

One Manhattan West,

New York, NY 10001

DIRECTORS AND OFFICERS

Carlos V. Ubiñas

Director, Chairman of the Board and President

Agustín Cabrer-Roig

Director

Carlos Nido

Director

Vicente J. León

Director

Luis M. Pellot-González

Director

Clotilde Pérez

Director

José J. Villamil

Director

William Rivera

First Vice President and Treasurer

Heydi Cuadrado

Assistant Vice President

Liana Loyola, Esq.

Secretary

Luz Nereida Colón

Chief Compliance Officer

Remember that:

●	Mutual Fund’s units are not bank deposits or FDIC insured.
●	Mutual Fund’s units are not obligations of or guaranteed by UBS Financial Services Incorporated of Puerto Rico or any of its affiliates.
●	Mutual Fund’s units are subject to investment risks, including possible loss of the principal amount invested.

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Multi-Select Securities Fund for Puerto Rico Residents

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration paid to directors, officers, and others of open-end investment companies is included as part of the report to unitholders filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which unitholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)  The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

(b)  There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	The certifications of the Fund’s principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the Fund’s principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(c)	Disclosure pursuant to Section 13(r) of the 1934 Act is filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MULTI-SELECT SECURITIES FUND FOR PUERTO RICO RESIDENTS

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	June 6, 2025

By:	/s/ William Rivera
William Rivera
First Vice President and Treasurer

Date:	June 6, 2025